Registration Nos. 333-84639

							  811-09521


			SECURITIES AND EXCHANGE COMMISSION
			      WASHINGTON, DC 20549

				     FORM N-1A

			REGISTRATION STATEMENT UNDER THE
			    SECURITIES ACT OF 1933		X


			Pre-Effective Amendment No. ___		[__]

		      Post-Effective Amendment No. 27		X

					and/or


			REGISTRATION STATEMENT UNDER THE
			 INVESTMENT COMPANY ACT OF 1940		X


				Amendment No. 30		X

			(Check appropriate box or boxes)

				==================
				MANAGERS AMG FUNDS
				==================

		(Exact Name of Registrant as Specified in Charter)

		800 Connecticut Avenue, Norwalk, Connecticut 06854
		   (Address of Principal Executive Offices)

			   Philip H. Newman, P.C.
			    Goodwin Procter LLP
			      Exchange Place
			   Boston, MA 02109-2881

		(Name and Address of Agent for Service)

	As soon as practicable after the effective date of this Registration
					Statement
		  (Approximate Date of Proposed Public Offering)

It is proposed that this filing will become effective (check appropriate box):

 X   Immediately upon filing pursuant 		On (date) pursuant to
     to paragraph (b)				paragraph (b)



     60 days after filing pursuant to 		On (date) pursuant
     paragraph (a)(1) 				to  paragraph (a)(1)


     75 days after filing pursuant to 		On (date) pursuant to
     (a)(2) of Rule 485				paragraph (a)(2) of
						Rule 485




If appropriate, check the following box:


This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

			[Logo]:	AMG    Managers AMG Funds
			        ===    ==================

			     Burridge Growth Partners
			     ========================

			Division of the Burridge Group LLC






				==================
				BURRIDGE SMALL CAP
				   GROWTH FUND
			        ==================

				   ==========
				   PROSPECTUS
				   ==========
			      dated October 1, 2004



The Securities and Exchange Commission has not approved or disapproved these securities or determined if this Prospectus is truthful or complete. Any representation to the contrary is a criminal offense.

TABLE OF CONTENTS
			=================
     							Page
							----

     KEY INFORMATION					  1
     ---------------
     Summary of the Goal, Principal Strategies and Principal Risk Factors of the Fund

     PERFORMANCE SUMMARY				  3
     -------------------

     FEES AND EXPENSES OF THE FUND	                  4
     -----------------------------
      Fees and Expenses					  4
      Example					  	  5

     BURRIDGE SMALL CAP GROWTH FUND		          6
     ------------------------------
      Objective						  6
      Principal Investment Strategies			  6
      Should You Invest in this Fund?	 		  7

     MANAGERS AMG FUNDS					  7
     ------------------

     FINANCIAL HIGHLIGHTS				  8
     --------------------

     YOUR ACCOUNT 				         10
     ------------
      Minimum Investments in the Fund	                 10

     HOW TO PURCHASE SHARES				 11
     ----------------------

     DISTRIBUTION PLAN
     -----------------			 		 13

     HOW TO SELL SHARES
     ------------------					 14

     INVESTOR SERVICES					 15
     -----------------

     OPERATING POLICIES					 15
     ------------------

     FREQUENT TRADING POLICY			         16
     -----------------------

     ACCOUNT STATEMENTS					 16
     ------------------

     DIVIDENDS AND DISTRIBUTIONS			 17
     ---------------------------

     TAX INFORMATION					 17
     ---------------

     CONTACT INFORMATION				 19
     -------------------

     ADDITIONAL INFORMATION				 22
     ----------------------

			KEY INFORMATION
			===============






This Prospectus contains important information for anyone interestedin investing in the Burridge Small Cap Growth Fund (the "Small CapFund " or the "Fund "),a series of Managers AMG Funds.Please read thisdocument carefully before you invest and keep it for future reference. You should base your purchase of shares of the Fund on your own goals,risk preferences and investment time horizons.


Summary of the Goal,Principal Strategies and Principal Risk
Factors of the Fund
-----------------------------------------------------------
The following is a summary of the goal,principal strategies and principal risk factors of the Fund.



							  Principal
Goal 			Principal Strategies   	        Risk Factors
----			--------------------            ------------

Long-term 		Primarily invests in common     Market Risk
capital			and preferred stocks of small   Management Risk
appreciation 		capitalization U.S.companies    Sector Risk
							Small Capitalization
			Invests at least 80%of its      Stock Risk
			assets in securities of small-
			capitalization companies

			Ordinarily chooses investments
			in companies that are exhibiting
			accelerated growth in earnings
			and believed to be undervalued
			relative to each company's
			future growth potential





All investments involve some type and level of risk.Risk is the possibility that you will lose money or not make any additional money by investing in the Fund.Before you invest,please make sure that you have read,and understand,the risk factors that apply to the Fund in which you are investing. The following is a discussion of the principal risk factors of the Fund.


Market Risk
-----------
The Fund is subject to the risks generally of investing in stocks,commonly referred to as "market risk." Market risk includes the risk of sudden and unpredictable drops in value of the market as a whole and periods of lackluster performance. Despite the unique influences on individual companies,stock prices,in general,rise and fall as a result of investors' perceptions of the market as a whole.The consequences of market risk are that if the stock market drops in value,the value of the Fund's portfolio of investments is also likely to decrease in value. The increase or decrease in the value of the Fund's investments,in percentage terms,may be more or less than the increase or decrease in the value of the market.


Management Risk
---------------
The Fund is subject to management risk because it is an actively managed investment portfolio.Management risk is the chance that poor security selection will cause the Fund to underperform other funds with similar objectives.The success of the Fund's investment strategy depends significantly on the skill of The Burridge Group LLC ("Burridge"),subadvisor to the Fund,in assessing the potential of the securities in which the Fund invests.Burridge will apply its investment techniques and risk analyses in making investment decisions for the Fund,but there can be no guarantee that these will produce the desired result.


Sector Risk
-----------
Companies that are in similar businesses may be similarly affected by particular economic or market events,which may in certain circumstances cause the value of securities in all companies of a particular sector of the market to decrease.To the extent the Fund has substantial holdings within a particular sector,the risks associated with that sector increase.Diversification among groups of companies in different businesses may reduce sector risk but may also dilute potentialreturns.


Small Capitalization Stock Risk
-------------------------------
Small capitalization companies often have greater price volatility,lower trading volume,and less liquidity than larger,more established companies.These companies tend to have smaller revenues,narrower product lines,less management depth and experience,smaller shares of their product or service markets,fewer financial resources,and less competitive strength than larger companies.For these and other reasons,the Fund may underperform other stock funds (such as medium-and large-company stock funds) when stocks of small capitalization companies are out of favor.

			PERFORMANCE SUMMARY
			===================

The following bar chart and table illustrate the risks of investing in the Fund by showing the Fund's performance following inception on June 25,2002 and the performance of the Fund's predecessor,a 401(k)plan trust (the "Predecessor
Account"),for the period prior to the Fund's inception on June 25,2002,assuming that all dividends and capital gain distributions have been reinvested.The chart and table illustrate how the performance of the Fund and the Predecessor Account have varied since the Predecessor
Account's inception on September 28,2000.The
Predecessor Account's objectives,policies,guidelines and restrictions were,in all material respects,the same as those of the Fund's.The Predecessor Account was not registered as a mutual fund and,therefore,was not subject to certain investment restrictions that are imposed upon mutual funds.If the Predecessor Account had been registered as a mutual fund,the Predecessor Account's performance may have been adversely affected.Past performance does not guarantee future results.If The
Managers Funds LLC and Burridge had not agreed to limit
Fund expenses,returns would have been lower.


		Annual Total Returns *
		----------------------


	Year		Annual Total Returns
        ----		--------------------

	2001			31.0%
	2002		       -21.3%
	2003			66.4%



	Best Quarter*: 32.75% (2nd Quarter 2001)
	Worst Quarter:-24.81% (3rd Quarter 2002)

   Most Recent Return Information:9.07%(1/1/04 to 6/30/04)


*Includes performance of the Predecessor Account for periods prior to the Fund's inception on June 25,2002.

The following table compares the Fund's performance to that of a broadly based securities market index.The table assumes that dividends and capital gain distributions have been reinvested for the Fund and the index.Past performance (before and after taxes)of the Fund is not an indication of how the Fund will perform in the future.

	Average Annual Total Returns as of 12/31/03(1)

						Life of
			1 Year 			 Fund (2)
			------			---------

Return Before Taxes	 66.41%			  16.47%
Return After Taxes on
 Distributions 		 65.91%			  28.21%
Return After Taxes on
 Distributions and Sale
 of Fund Shares 	 43.30%			  24.29%
Russell 2000 Index 	 47.25%			   3.31%


(1) The Fund's total return includes the Predecessor Account's performance for periods prior to the Fund's inception on June
25,2002.

(2) Since the Predecessor Account's inception on September
28,2000.

After-tax returns are calculated by Lipper.After-tax returns are calculated using the historical highest individual federal marginal income taxes and do not reflect the impact of state and local taxes.Actual after-tax returns depend on an investor's tax situation and may differ from those shown,and after-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements,such as 401(k)plans or individual retirement accounts.As a tax-deferred arrangement, the Predecessor Account did not make distributions,therefore,the calculation of taxes on distributions reflects only the Fund's distributions following inception on June 25,2002.

The returns for the Russell 2000 reflect no deduction for fees,expenses or taxes.The Russell 2000 Index is a market-capitalization weighted index of 2000 U.S.common stocks.


		FEES AND EXPENSES OF THE FUND
		=============================

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Fees and Expenses
-----------------
Shareholder Fees (fees paid directly from your investment)

					   	Small
				     	      Cap Fund
				              --------

Maximum Sales Charge (Load)Imposed
 on Purchases (as a percentage of the
 offering price)..............................None
Maximum Deferred Sales Charge
(Load)........................................None
Maximum Sales Charge (Load)Imposed
 on Reinvested Dividends and Other
 Distributions ...............................None
Redemption Fee .............................. None

		Annual Fund Operating Expenses
	(expenses that are deducted from Fund assets)
	---------------------------------------------

						Small
				      	      Cap Fund
					      --------

Management Fee 					1.00%
Distribution (12b-1)Fees 			0.25%
Other Expenses 					1.25%
						-----
Total Annual Fund Operating Expenses 		2.50%
Fee Waiver and Reimbursement(1)                -1.01%
						-----
Net Annual Fund Operating Expenses 		1.49%
						=====



(1) The Managers Funds LLC (the "Investment Manager")and Burridge have contractually agreed,through October 1,2005, to limit Net Annual Fund Operating Expenses (exclusive of taxes,interest,brokerage costs and extraordinary items)to 1.49%of the average daily net assets of the Fund,subject to later reimbursement by the Fund in certain circumstances.
In general,for a period of up to three years from the time of any waiver or payment pursuant to a contractual expense limitation,the Investment Manager may recover from the Fund fees waived and expenses paid to the extent that the Fund's Total Operating Expenses do not exceed the contractual expense limitation amount.See "Managers AMG Funds."

Example
-------
This Example will help you compare the cost of investing in the Fund to the cost of investing in other mutual funds.The Example makes certain assumptions.It assumes that you invest $10,000 as an initial investment in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. It also assumes that your investment has a 5% total return each year and the Fund's operating expenses remain the same.Although your actual costs may be higher or lower,based on the above assumptions,your costs would be:

	1 Year   3 Years   5 Years   10 Years
	------	 -------   -------   --------

	$152      $682      $1,240    $2,760

The Example reflects the impact of the Fund's contractual expense limitation through October 1,2005,for each period covered by the Example.The Example should not be considered a representation of past or future expenses,as actual expenses may be greater or lower than those shown.

		BURRIDGE SMALL CAP GROWTH FUND
		==============================

Objective
---------
The Small Cap Fund's investment objective is to achieve long-term capital appreciation.The Small Cap Fund's investment objective may be changed without shareholder approval.

Principal Investment Strategies
-------------------------------
The Small Cap Fund invests at least 80% of its total assets in common and preferred stocks of small capitalization U.S. companies.This policy may not be changed without providing shareholders 60 days notice.The term "small capitalization companies" refers to companies that,at the time of purchase, have market capitalizations less than $2.5 billion.
The Fund may retain a security if the issuer's capitalization exceeds $2.5 billion after the Fund has purchased the issuer's security.

Burridge serves as Subadvisor to the Fund.Burridge selects stocks of companies that are exhibiting accelerating growth in earnings and that Burridge believes are undervalued relative to each company's future growth potential.Ordinarily,the Fund will invest in companies from all sectors of the market based on Burridge's fundamental research and analysis of various characteristics, including financial statements,sales and expense trends,earnings estimates,market position of the company and industry outlook. Burridge uses earnings models to value a company against its own history,the industry and the market to identify securities that are undervalued relative to their future growth potential. Ordinarily,the Fund will sell a stock if the earnings growth decelerates,or if the valuation is no longer attractive relative to Burridge's long-term growth expectations.

For temporary and defensive purposes,the Fund may invest,without limit,in cash or high quality short-term debt investments.To the extent that the Fund is invested in these instruments,the Fund will not be pursuing its investment objective.Although the investment strategies of Burridge do not ordinarily involve trading securities for short-term profits,Burridge may sell any security when it believes the sale is in the Fund's interest which may result in short-term trading.Short-term trading may increase the Fund's transaction costs and may increase the Fund's transaction costs and may increase your tax liability.

Should You Invest In This Fund?
-------------------------------
This Fund MAY be suitable if you:

	* Are seeking an opportunity for some equity returns in your investment portfolio
	* Are willing to accept a higher degree of risk for the opportunity of higher potential returns
	* Have an investment time horizon of five years or more

This Fund MAY NOT be suitable if you:
	* Are seeking stability of principal
	* Are investing with a shorter time horizon in mind
	* Are uncomfortable with stock market risk
 	* Are seeking current income

WHAT ARE YOU INVESTING IN?
--------------------------
You are buying shares of a pooled investment known as a mutual fund.It is professionally managed and gives you the opportunity to invest in a wide variety of companies,industries and markets. The Fund is not a complete investment program and there is no guarantee that the Fund will reach its stated goals.


			MANAGERS AMG FUNDS
			==================

Managers AMG Funds is part of the Managers Funds Family of Funds, a mutual fund family comprised of different Funds each having distinctinvestment management objectives,strategies,risks and policies.

The Managers Funds LLC (the"Investment Manager" or"TMF"), located at 800 Connecticut Avenue,Norwalk,CT 06854,serves as investment manager to the Fund and is responsible for the Fund's overall administration and operations.The Investment Manager also monitors the performance,security holdings and investment strategies of Burridge,the subadvisor of the Fund and,when appropriate,evaluates any potential new asset managers for the Fund family.Managers Distributors,Inc.("MDI" or the "Distributor"), a wholly-owned subsidiary of the Investment Manager,serves as the Fund's Distributor.

Burridge has day-to-day responsibility for managing the Fund's portfolio.Burridge,located at 333 West Wacker Drive,Chicago, Illinois 60606 was formed in 1986.Affiliated Managers Group,Inc. indirectly owns a majority interest in Burridge.As of June 30, 2004,Burridge had assets under management of approximately
$1.5 billion.The Fund is managed by a team at Burridge led by Nancy Prial,Burridge's Chief Investment Officer.Ms.Prial came to Burridge in March 1998;prior to that,she was a Senior Portfolio Manager with American Century Investors from
February 1994 to March 1998.

The Fund is obligated by its investment management agreement to pay an annual management fee to the Investment Manager of 1.00% of the average daily net assets of the Fund.The Investment Manager,in turn,pays Burridge 1.00%of the average daily net assets of the Fund for its services as Subadvisor.Under its investment management agreement with the Fund,the Investment Manager provides a variety of administrative services to the Fund.

The Investment Manager has contractually agreed,until October 1, 2005,to waive fees and pay or reimburse the Fund to the extent total expenses of the Fund (exclusive of taxes,interest,brokerage costs and extraordinary items)exceed 1.49%of the Fund's average daily net assets.The Fund is obligated to repay the Investment Manager such amounts waived,paid or reimbursed provided that the repayment occurs within 3 years after the waiver,payment or reimbursement and that such repayment would not cause the Fund's expenses in any such future year to exceed 1.49% of the Fund's average daily net assets.In addition,from time to time in the future,Burridge may waive all or a portion of its fee.In such an event,the Investment Manager will,subject to certain conditions, waive an equal amount of the management fee.


			FINANCIAL HIGHLIGHTS
			====================

The following Financial Highlights table is intended to help you understand the Fund's financial performance for the past fiscal periods.Certain information reflects financial results for a single Fund share.The total return in the table represents the rate that an investor would have earned or lost on an investment in the Fund assuming reinvestment of all dividends and distributions.This information,derived from the Fund's Financial Statements,has been audited by PricewaterhouseCoopers LLP,whose report is included in the Fund's Annual Report,which is available upon request.

Burridge Small Cap Growth Fund
Financial Highlights
-------------------------------
For a share outstanding throughout each fiscal period(*)



					For the fiscal	   	For the fiscal
					  year ended		 period ended
					   May 31,		  May 31,
					    2004	           2003(*)
					--------------		--------------


Net Asset Value, Beginning of Period	    $10.55 		   $10.00

Income from Investment Operations:
 Net investment loss		             (0.18)		    (0.09)
 Net realized and unrealized gain on
  investments				      4.97 		     0.64

    Total from investment operations	      4.79 		     0.55

Less Distributions to Shareholders from:
 Net realized gain on investments	     (0.16)		       -

Net Asset Value, End of Period		    $15.18 		   $10.55

Total Return (a)		             45.39%		     5.50%(b)

Ratio of net expenses to average net assets   1.49%		     1.49%(c)

Ratio of net investment loss to
 average net assets			     (1.28)%		    (1.16)%(c)

Portfolio turnover				84%		     121%(b)

Net assets at end of period (000's omitted)  $24,333		     $1,728


Expense Offsets (d)

Ratio of total expenses to average
 net assets				      2.50%		     6.68%(c)

Ratio of net investment loss to
 average net assets			     (2.29)%		    (1.16)%(c)





 *  Commencement of operations was June 25, 2002.
(a) Total returns and net investment income would have been lower had certain expenses not been reduced.
(b) Not annualized.
(c) Annualized.
(d) Ratio information assuming no reduction of Fund expenses.

			YOUR ACCOUNT
			============

As an investor,you pay no sales charges to invest in the Fund and you pay no charges to transfer within the Managers Funds Family of Funds or even to redeem out of the Fund.The price at which you purchase and redeem your shares is equal to the net asset value per share (NAV )next determined after your purchase or redemption order is received on each day the New York Stock Exchange (the "NYSE")is open for trading.The NAV is equal to the Fund's net worth (assets minus liabilities)divided by the number of shares outstanding.The Fund's NAV is calculated at the close of regular business of the New York Stock Exchange (NYSE), usually 4:00 p.m.New York Time.Purchase orders received by the Fund after 4:00 p.m.from certain processing organizations which have entered into contractual arrangements with the Fund will also receive that day's offering price provided the purchase orders the processing organization transmits to the Fund were received by the processing organization in proper form before 4:00 p.m. Likewise,redemption orders received after 4:00 p.m.by the Fund from certain processing organizations which have entered into contractual arrangements with the Fund will also be redeemed at the net asset value computed that day,provided the orders the processing organization transmits to the Fund were received in good order by the processing organization before 4:00 p.m.

The Fund's investments are valued based on market values.If market quotations are not readily available for any security, the value of the security will be based on an evaluation of its fair value,pursuant to procedures established by the Board of Trustees.

Minimum Investments in the Fund
-------------------------------

Cash investments in the Fund must be in U.S.Dollars.Third-party and"starter" checks are not accepted for the initial investment in the Fund or for any additional investments.

The following table provides the minimum initial and additional investments in the Fund:

			Initial 		Additional
		      Investment 		Investment
		      ----------		----------

Regular accounts 	$5,000 			 $1,000
Traditional IRA 	$3,000 			 $1,000
Roth IRA 		$3,000 			 $1,000


The Fund or the Distributor may,in its discretion,waive the minimum initial or additional investment amounts at any time. Additionally,the Fund or the Distributor may,in their discretion,request reimbursement from shareholder accounts that are involved in excessive trading. The costs borne by shareholders deemed to be involved in excessive trading by the Fund or the Distributor include,but are not limited to: 1)bank wire fees incurred by the Fund in order to facilitate the transfer of shareholder purchases and redemptions,and 2)sub-transfer agent recordkeeping fees associated with excessive trading.

If you invest through a third-party such as a bank,broker-dealer or other financial intermediary rather than directly with the Fund,the policies,fees and minimum investment amounts may be different than those described in this Prospectus.The Fund may also participate in programs with national brokerage firms which limit the transaction fees for the shareholder and may pay fees to these firms from its 12b-1 fees for participation in these programs.The Investment Manager,Burridge or the Distributor may make additional direct or indirect payments to third parties in connection with the sale of Fund shares or the servicing of shareholder accounts.

A Traditional IRA is an individual retirement account.
Contributions may be deductible at certain income levels and earnings are tax-deferred while your withdrawals and distributions are taxable in the year that they are made.

A Roth IRA is an IRA with non-deductible contributions and tax-free growth of assets and distributions.The account must be held for five years and certain other conditions must be met in order to qualify.

You should consult your tax professional for more information on IRAaccounts.

			HOW TO PURCHASE SHARES
			======================

You may purchase shares of the Fund once you have established an account with the Trust.You may establish an account with the Trust either through an investment advisor or other investment professional or by submitting a completed application to the Trust in good order with your initial investment.An account application is not in good order and,therefore,cannot be processed,until such time as it contains all information and documentation requested in the account application. Failure to provide an account application in good order may result in a delay in the date of your purchase or in the rejection of the application and the return of your investment monies.

		==================================




		  Initial Purchase 		Additional Purchases
		  ----------------		--------------------

Through your	  Contact your investment 	Send any additional
Investment 	  advisor or other 		monies to your
Advisor 	  investment professional.	investment professional
						at the address appearing
						on your account
						statement.

All Shareholders:
-----------------
* By Mail 	  Complete the account 		Write a letter of
		  application.			instruction
						and a check payable
		  Mail the application and 	to Managers AMG Funds
		  a check payable to 		to:
		  Managers AMG Funds

		  Managers AMG Funds 		Managers AMG Funds
		  c/o Boston Financial 		c/o Boston Financial
		  Data Services,Inc.		Data Services,Inc.
		  P.O.Box 8517 			P.O.Box 8517
		  Boston,MA 02266-8517 		Boston,MA 02266-8517

						Include your
						account #and Fund
						name on your check

* By Telephone 	  Not Available 		If your account has
						already been established,
						call the Transfer Agent at
						(800)252-0682.The
						minimum additional
						investment is $1,000.

* By Internet 	  Not Available 		If your account has already
						been established,see our
						website at:
						www.managersamg.com.

						The minimum additional
						investment is $1,000.



Note:If you redeem shares following a purchase by check,the Fund may hold the proceeds of your redemption for up to 15 calendar days to ensure that the check has cleared.

By Wire:Please call and notify the Fund at (800)252-0682.Then instruct your bank to wire the money to State Street Bank and Trust Company,Boston,MA 02101;ABA #011000028;BFN Managers AMG Funds A/C 9905-472-8,FBO Shareholder name,account number and Fund name.Please be aware that your bank may charge you a fee for this service.


			DISTRIBUTION PLAN
			=================

The Fund has adopted a distribution plan to pay for the marketing of shares of the Fund as well as distribution and servicing costs.Payments under the plan are made to the Distributor at an annual rate of 0.25% of the Fund's average daily net assets. Because payments under the plan are paid out of the Fund's assets on an ongoing basis,over time these fees will increase the cost of a shareholder's investment in the Fund and may cost more than other types of sales charges.

			HOW TO SELL SHARES
			==================

You may sell your shares at any time.Your shares will be sold at the NAV next calculated after the Fund's Transfer Agent receives your order in proper form.The Fund's NAV is calculated at the close of regular business of the NYSE,usually 4:00 p.m.
New York Time.Orders received after 4:00 p.m.New York Time will receive the NAV per share determined at the close of trading on the next NYSE trading day.



				Instructions
				------------

Through your 		Contact your investment advisor or other
Investment Advisor 	investment professional.

All Shareholders:
-----------------
* By Mail		 Write a letter of instruction containing:
			 * the name of the Fund
			 * dollar amount or number of shares to be sold
			 * your name
			 * your account number
			 * signatures of all owners on account

			 Mail letter to:

			 Managers AMG Funds
			 c/o Boston Financial Data Services,Inc.
			 P.O.Box 8517
			 Boston,MA 02266-8517


* By Telephone 		If you elected telephone redemption
			privileges on your account application,call us
			at (800)252-0682.

* By Internet 		See our website at www.managersamg.com


Note:If you redeem shares following a purchase by check,the Fund may hold the proceeds of your redemption for up to 15 calendar days to ensure that the check has cleared.

Redemptions of $25,000 and over require a signature guarantee.A signature guarantee helps to protect against fraud.You can obtain one from most banks and/or securities dealers.A notary public cannot provide a signature guarantee.In joint accounts,both signatures must be guaranteed.

Telephone redemptions are available only for redemptions which are below $25,000.

			INVESTOR SERVICES
			=================

Automatic Reinvestment Plan allows your dividends and capital gain distributions to be reinvested in additional shares of the Fund.You can elect to receive cash.

Automatic Investments allows you to make automatic deductions from a designated bank account.

Automatic Redemptions allows you to make automatic monthly redemptions of $100 or more.Redemptions are normally completed on the 25th day of each month.If the 25th day of any month is a weekend or a holiday,the redemption will be completed on the next business day.

Individual Retirement Accounts are available to you at no additional cost.Call us at (800)835-3879 for more information and an IRA kit.

The Fund has an Exchange Privilege which allows you to exchange your shares of the Fund for shares of other funds in the Managers Funds Family of Funds.There is no fee associated with the Exchange Privilege.You can request your exchange in writing,by telephone
(if elected on the application),by internet or through your investment advisor,bank or investment professional.The Exchange Privilege is availableonly if the account you are exchanging out of and the account you are exchanging into are registered in the same name with the same address and taxpayer identification number.Be sure to read the Prospectus of any fund that you wish to exchange into. When you purchase a fund's shares by exchange you do so on the same terms and conditions as any new investment in that fund.The
Fund reserves the right to discontinue,alter or limit the Exchange Privilege at any time.

			OPERATING POLICIES
			==================
The Fund will not be responsible for any losses resulting from unauthorized transactions if it follows reasonable security procedures designed to verify the identity of the investor.You should verify the accuracy of your confirmation statements immediately after you receive them.If you do not want the ability to sell and exchange by telephone or internet,call the Fund for instructions.

The Fund is a series of a"Massachusetts business trust." The
Board of Trustees may,without the approval of the shareholders, create additional series at any time.Also at any time,the Board of Trustees may,without shareholder approval,divide this series or any other series into two or more classes of shares with different preferences,privileges,and expenses.

The Fund reserves the right to:

* redeem an account if the value of the account falls below
  $3,000 due to redemptions;

* suspend redemptions or postpone payments when the NYSE is closed for any reason other than its usual weekend or holiday closings or when trading is restricted by the Securities and Exchange Commission;

* change the minimum investment amounts;

* delay sending out redemption proceeds for up to seven days
  (this usually applies to very large redemptions without notice,excessive trading or unusual market conditions);

* make a redemption--in-kind (a payment in portfolio securities instead of in cash);

* refuse a purchase order for any reason,,including failure to submit a properly completed application;

* refuse any exchange request if determined that such request could adversely affect the Fund including if such person or group has engaged in excessive trading (to be determined in management's discretion);and

* terminate or change the Exchange Privilege or impose fees in connection with exchanges or redemptions,including fees related to excessive trading.


		 FREQUENT TRADING POLICY
		 =======================

The Fund has a policy of discouraging frequent trading in Fund shares, sometimes referred to as" market timing," because such activities may be disruptive to the management of a Fund's portfolio.The Fund reserves the right to refuse a purchase order for any reason and maylimit or refuse an exchange request if the Investment Manager believesthat a shareholder is engaging in market timing activities that may beharmful to the Fund.Although the Fund will use reasonable efforts to prevent market timing activities in the Fund,there can be no assurances that these efforts will be successful.For example,the Fund receives certain purchase,exchange and redemption orders through financial intermediaries that maintain omnibus accounts with the Fund,and as a result the Fund's ability to detect frequent trading activities by investors that hold shares through financial intermediaries may be limited by the willingness of such intermediaries to monitor for these activities.


		    ACCOUNT STATEMENTS
		    ==================

You will receive quarterly and yearly statements detailing your account activity.All investors (other than IRA accounts)will also receive a Form 1099-DIV annually,detailing the tax characteristics of any dividends.

and distributions that you have received with respect to your account. You will also receive a confirmation after each trade executed in your account.


		DIVIDENDS AND DISTRIBUTIONS
		===========================

Income dividends and net capital gain distributions,if any,are normally declared and paid in December.We will automatically reinvest your distributions of dividends and capital gains unless you tell us otherwise.You may change your election by writing to us at least 10 days prior to the scheduled payment date.


			TAX INFORMATION
			===============

Please be aware that the following tax information is general and describes certain federal income tax consequences of an investment in the Fund under the Internal Revenue Code of 1986, as amended,the Treasury Regulations thereunder,administrative rules and court decisions that are in effect as of the date of this Prospectus.This discussion does not address all aspects of taxation that may be relevant to particular shareholders in light of their own specific circumstances or to particular types of shareholders (such as insurance companies,financial institutions,brokerage dealers and foreign persons)subject to special treatment under the federal income tax laws.You should consult a tax consultant about the federal,state,local and foreign tax consequences to you of your investment in the Fund based upon your particular circumstances.

Short-term capital gains distributions are generally taxable to you as ordinary income.Under the Jobs and Growth Tax Relief Reconciliation Act of 2003,dividends from the Fund that are attributable to corporate dividends received by the Fund generally are now taxable at long-term capital gain rates, provided certain holding period and other requirements are met;non-qualifying dividends remain taxable as ordinary income. Capital gain dividends will be taxed as long-term capital gains regardless of how long you have held shares of the Fund.These provisions apply whether you receive a distribution in cash or reinvest it for additional shares.An exchange of a Fund's shares for shares of another fund will be treated as a sale of the first Fund's shares and any gain on the transaction may be subject to federal income tax.

Keep in mind that distributions may be taxable to you at different rates depending on the length of time the Fund held the applicable investment and not the length of time that you held your Fund shares.When you do sell your Fund shares,a capital gain may be realized, except for certain tax-deferred accounts such as IRA accounts. If you are permitted to purchase shares of the Fund by means of an in-kind contribution,you should consult your tax advisor regarding the tax consequences of such transaction.

Federal law requires the Fund to withhold taxes on distributions and redemption proceeds paid to shareholders who:

* fail to provide a social security number or taxpayer identification number;

* fail to certify that their social security number or taxpayer identification number is correct;or

* fail to certify that they are exempt from withholding.

In addition,the Fund must also withhold taxes on distributions and redemption proceeds if the IRS notifies the Fund that the taxpayer identification number or social security number furnished by the shareholder is incorrect,or the IRS notifies the Fund that the shareholder has failed to report properly certain interest and dividend income.

			MANAGERS AMG FUNDS
			==================

		  BURRIDGE SMALL CAP GROWTH FUND
		  ==============================

Investment Manager
------------------
The Managers Funds LLC
800 Connecticut Avenue
Norwalk,Connecticut 06854-1631
(203)299-3500 or (800)835-3879


Subadvisor
----------
The Burridge Group LLC
333 West Wacker Drive
Chicago,Illinois 60606


Distributor
-----------
Managers Distributors,Inc.
800 Connecticut Avenue
Norwalk,Connecticut 06854-1631


Custodian
---------
The Bank of New York
2 Hanson Place
Brooklyn,New York 10286


Legal Counsel
-------------
Goodwin Procter LLP
Exchange Place
Boston,Massachusetts 02109


Transfer Agent
--------------
Boston Financial Data Services,Inc.
Attn:Managers AMG Funds
P.O.Box 8517
Boston,Massachusetts 02266-8517
(800)252-0682


Trustees
--------
Jack W.Aber
William E.Chapman,II
Edward J.Kaier
John Kingston,III
Peter M.Lebovitz
Steven J.Paggioli
Eric Rakowski
Thomas R.Schneeweis

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				20

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				21

ADDITIONAL INFORMATION
======================

Additional information about the Fund and its investments is available in its Statement of Additional Information and the Semi-Annual and Annual Reports for the Fund,which are available to you without charge.You may request these documents and make other inquiries as follows:

By Telephone:		1-800-835-3879

By Mail:		Managers AMG Funds
			800 Connecticut Avenue
			Norwalk,CT 06854

On the Internet:	Electronic copies are available on
			our website at:
			www.managersamg.com


In the Fund's Annual Report you will find a discussion of the market conditions and investment strategies that significantly affected the Fund's performance during the last fiscal year. Information about the Fund including the Fund's current
Statement of Additional Information and Annual and Semi-Annual Reports is on file with the Securities and Exchange Commission.
The Fund's Statement of Additional Information is incorporated by reference (is legally part of this prospectus).Reports and other information about the Fund are also available on the EDGAR database of the SEC's website at http://www.sec.gov,and copies of this information may be obtained,after paying a duplicating fee,by electronic request at the following E-mail address: publicinfo@sec.gov,or by writing the SEC's Public Reference Section,Washington,D.C.20549-0102.Information about the Fund also may be reviewed and copied at the SEC's Public Reference Room.Call (202)942-8090 for information on the operation of the SEC's Public Reference Room.Investment Company Act Registration Number 811-9521

				MANAGERS AMG FUNDS
				==================

			 BURRIDGE SMALL CAP GROWTH FUND
			 ==============================


			STATEMENT OF ADDITIONAL INFORMATION

			     DATED:  October 1, 2004


You can obtain a free copy of the Prospectus of the Burridge Small Cap Growth Fund (the "Fund") by calling Managers AMG Funds at (800) 835-3879. The Prospectus provides the basic information about investing in the Funds.

This Statement of Additional Information is not a Prospectus. It contains additional information regarding the activities and operations of the Fund. It should be read in conjunction with the Fund's
Prospectus.

The Financial Statements of the Fund, including the Report of the Independent Registered Public Accounting Firm, for the fiscal year ended May 31, 2004 included in the Fund's Annual Report for the fiscal year ended May 31, 2004, are incorporated by reference into this Statement of Additional Information by reference (meaning such documents are legally a part of this Statement of Additional Information). The Annual Report is available without charge by calling Managers AMG Funds at (800) 835.3879.

			TABLE OF CONTENTS
			=================

							Page
							----

GENERAL INFORMATION					 1

ADDITIONAL INVESTMENT  POLICIES			 	 1

BOARD OF TRUSTEES AND OFFICERS OF THE TRUST		 7

CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES	11

MANAGEMENT OF THE FUND					13

BROKERAGE ALLOCATION AND OTHER PRACTICES		18

PURCHASE, REDEMPTION AND PRICING OF SHARES		18

CERTAIN TAX MATTERS					18

PERFORMANCE DATA					21




				(i)

			GENERAL INFORMATION
			===================


This Statement of Additional Information relates only to the Burridge Small Cap Growth Fund (the "Fund"). The Fund is a series of shares of beneficial interest of Managers AMG Funds, formed as a Massachusetts business trust (the "Trust") and part of the Managers Funds Family of Funds. The Trust was organized on June 18, 1999.

This Statement of Additional Information describes the financial history, management and operation of the Fund, as well as the Fund's investment objectives and policies. It should be read in conjunction with the Fund's current Prospectus. The Trust's executive office is located at 800 Connecticut Avenue, Norwalk, CT 06854.

The Managers Funds LLC, a subsidiary of Affiliated Managers Group, Inc., serves as investment manager to the Fund and is responsible for the Fund's overall administration. See "Management of the Fund."


		ADDITIONAL INVESTMENT POLICIES
		==============================

The following is additional information regarding the policies used by the Fund in an attempt to achieve its investment objective as stated in its Prospectus. The Fund is a diversified open-end management investment company.

Under normal circumstances,the Fund invests at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in common and preferred stocks of small capitalization U.S. companies. The Fund will provide shareholders with 60 days prior notice of any change in this policy.


Investment Techniques and Associated Risks
------------------------------------------

      The following are descriptions of the types of securities that may be purchased by the Fund.

      (1)	Cash Equivalents.
      ---------------------------
Cash equivalents include certificates of deposit, bankers acceptances, commercial paper, short-term corporate debt securities and repurchase agreements.

      Bankers Acceptances. Bankers acceptances are short-term credit instruments used to finance the import, export, transfer or storage of goods. These instruments become "accepted" when a bank guarantees their payment upon maturity.

      Eurodollar bankers acceptances are bankers acceptances denominated in U.S. Dollars and are "accepted" by foreign branches of major U.S. commercial banks.

      Certificates of Deposit. Certificates of deposit are issues against money deposited into a bank (including eligible foreign branches of U.S. banks) for a definite period of time. They earn a specified rate of return and are normally negotiable.

      Commercial Paper. Commercial paper refers to promissory notes that represent an unsecured debt of a corporation or finance company. They have a maturity of less than nine months. Eurodollar commercial paper refers to promissory notes payable in U.S. Dollars by European issuers.

      Repurchase Agreements. In a repurchase agreement, the Fund buys a security from a bank or a broker-dealer that has agreed to repurchase the same security at a mutually agreed upon date and price. The resale price normally reflects the purchase price plus a mutually agreed upon interest rate. This interest rate is effective for the period of time the Fund is invested in the agreement and is not related to the coupon rate on the underlying security. The period of these repurchase agreements will be short, and at no time will the Fund enter into repurchase agreements for a period of more than seven days.

Repurchase agreements are subject to certain risks. If a seller defaults, the Fund may incur a loss if the value of the collateral securing the repurchase agreement declines and may incur disposition costs in connection with liquidating the collateral. In addition, if bankruptcy proceedings are commenced with respect to a seller of the security, the Funds ability ti disose of the collateral may be delayed or limited.

      (2)	Reverse Repurchase Agreements.
      ----------------------------------------
In a reverse repurchase agreement, the Fund sells a security and agrees to repurchase the same security at a price and on a date mutually agreed upon by the parties. The price reflects interest at a rate in effect for the term of the agreement. For the purposes of the Investment Company Act of 1940, as amended (the "1940 Act"), a reverse repurchase agreement is treated as a borrowing of money by and, therefore, a form of leverage which may magnify any gains or losses for the Fund.

The Fund will invest the proceeds of borrowings under reverse repurchase agreements. In addition, the Fund will enter into reverse repurchase agreements only when the interest income to be earned from the investment of the proceeds is more than the interset expense of the transaction. The Fund will not invest the proceeds of a reverse repurchase agreement for a period that is longer than the term of the reverse repurchase agreement itself. The Fund will establish and maintain a segregated account with the custodian consisting of liquid assets in an amount equal to the amount of its obligation under the reverse repurchase agreement.

      (3)	Foreign Securities.
      -----------------------------
Investments in securities of foreign issuers,whether directly or indirectly in the form of American Depositary Receipts or similar instruments,involve different and additional risks from those associated with investing in securities of U.S. issuers. There may be limited information available to investors which is publicly available, and generally foreign issuers are not subject to uniform accounting, auditing and financial standards and requirements like those applicable to U.S. issuers. The Fund may not purchase any foreign commercial paper must subject to foreign withholding tax at the time of purchase.

Investors should be aware that the value of the Fund's investments in foreign securities may be adversely affected by changes in political or social conditions, confiscatory taxation, diplomatic relations, expropriation, nationalization, limitation on the removal of funds or assets, or the establishment of exchange controls or other foreign restrictions and tax regulations in foreign countries. In addition, due to the differences in the economy of these foreign countries compared to the U.S. economy, whether favorably or unfavorably, portfolio securities may appreciate or depreciate and could therefore adversely affect the Fund's operations. It may also be difficult to obtain a judgment against a foreign creditor. Foreign securities trade with less frequency and volume than domestic securities and therefore may have greater price volatility.

Foreign Currency Considerations.
--------------------------------
Changes in foreign exchange rates will affect the U.S. dollar value of securities that are denominated in non U.S. currencies. In addition, the Fund's income from foreign currency denominated securities is typically denominated in foreign currency. When the Fund receives income denominated in foreign currencies, it computes the U.S. dollar value of that income earned by the Fund for purposes of determining Fund distributions at the foreign exchange rate in effect on that date. If the value of the foreign currency declines in relation to the U.S. dollar between the time that the Fund earns the income and the time that the income is converted into U.S. dollars, the Fund may be required to liquidate other assets in order to make up the shortfall.

Forward Foreign Currency Exchange Contracts. A forward foreign currency exchange contract is an obligation to purchase or sell a specific currency at a mutually agreed upon price and on a future date. The contract is usually between a bank and its customers. The contract may be denominated in U.S. Dollars or may be a "cross-currency" contract. A cross-currency contract is a contract which is denominated in currency other than in U.S. dollars.

If the Fund enters into a forward currency exchange contract, the Fund's custodian will segregate cash or marketable securities in an amount not less than the value of the Fund's total assets committed to these contracts. Generally, the Fund will not enter into contracts that settle more than ninety (90) days later. The Fund may close out a currency contract position by entering into an offsetting currency contract with the counterparty to the original contract which may result in a gain or a loss.

The use of currency contracts entails certain risks. Currency markets may not move as predicted or the Fund may not be able to enter into an offsetting transaction when desired, resulting in losses.


      (4)	Emerging Market Securities.
      -------------------------------------
All risks associated with investing in non-U.S. securities are further magnified when investing in emerging markets because these markets tend to have even less developed economic, monetary, banking, financial markets, legal, custody, financial reporting, auditing, social and political systems.


      (5)	Illiquid Securities, Private Placements and Certain
		Unregistered Securities.
      -------------------------------------------------------------
The Fund may invest in privately placed, restricted, Rule 144A or other unregistered securities. Rule 144A securities are securities that are eligible for resale without registration under the Securities Act of 1933, as amended (the "1933 Act"), pursuant to Rule 144A under the 1933 Act. The Fund may not acquire illiquid holdings if, as a result, more than 15% of its net assets would be in illiquid investments. Subject to this limitation, the Fund may acquire investments that are illiquid or have limited liquidity, such as private placements or investments that are not registered under (the "1933 Act") and cannot be offered for public sale in the United States without first being registered under the 1933 Act. An investment is considered "illiquid" if it cannot be disposed of within seven (7) days in the normal course of business at approximately the same amount at which it was valued in the Fund's portfolio. The price the Fund's portfolio may pay for illiquid securities or receives upon resale may be lower than the price paid or received for similar securities with a more liquid market. Accordingly, the valuation of these securities will take into account any limitations on their liquidity.

Rule 144A securities eligible for sale without may be determined to be illiquid in accordance with the guidelines established by the Investment Manager and approved by the Trustees. The Trustees will monitor compliance with these guidelines on a periodic basis.

Investment in these securities entails the risk to the Fund that there may not be a buyer for these securities at a price which the Fund believes represents the security's value should the Fund wish to sell the security. If a security the Fund holds must be registered under the 1933 Act before it may be sold, the Fund may be obligated to pay all or part of the registration expenses. In additon, in these circumstances, a considerable time may elapse between the time of the decision to sell and the time the Fund may be permitted to sell a security under an effective registration statement. If, during such a period, adverse market conditions develop, the Fund may obtain a less favorable price than when it first decided to sell the security.

      (6)	Obligations of Domestic and Foreign Banks.
      ----------------------------------------------------

Banks are subject to extensive governmental regulations. These regulations place limitations on the amounts and types of loans and other financial commitments which may be made by the bank and the interest rates and fees which may be charged on these loans and commitments. The profitability of the banking industry depends on the availability and costs of capital funds for the purpose of financing loans under prevailing money market conditions. General economic conditions also play a key role in the operations of the banking industry. Exposure to credit losses arising from potential financial difficulties of borrowers may affect the ability of the bank to meet its obligations under a letter of credit.


      (7) 	Futures Contracts
      ---------------------------
When the Fund enters into a futures contract, it agrees to buy or sell the contract's underlying instrument at a future date and agreed upon price. The Fund deposits and maintains initial margin equal to a specified percentage of the value of the contract until the contract is closed out. The Fund may either hold a futures contract position until the contract date or may enter into a closing transaction to terminate the contract prior to the contract date. When the Fund buys or sells a futures contract, it must also segregate liquid assets equivalent to the Fund's outstanding obligation under the contract.

There are certain risks associated with futures contracts. Prices may not move as expected or the Fund may not be able to close out the contract when it desires to do so, resulting in losses.

Equity Index Futures Contracts. An equity index futures contract is an agreement for a Fund to buy or sell an index relating to an equity securities index at a mutually agreed upon date and price.

Interest Rate Futures Contracts. An interest rate futures contract is an agreement for a Fund to buy or sell fixed-income securities at a mutually agreed upon date and price.


      (8)	Option Contracts.
      ---------------------------
Covered Call Options. The Fund may write ("sell") covered call options on individual stocks, equity indices and futures contracts, including equity index futures contracts provided the options are listed on a national securities exchange or a futures exchange.

A call option is a short-term contract that is generally for no more than nine (9) months. The contract gives the buyer, in return for the premium paid to the Seller of the option, the right to buy the underlying security or contract at an agreed upon price from the option sellerprior to the expiration of the option. The buyer can purchase the underlying security or contract at the agreed upon price regardless of its market price. A call option is considered "covered" if the party that is writing the option owns or has a right to immediately acquire the underlying security or contract.

The Fund may terminate its obligation to under an outstanding written call option by making a "closing purchase transaction." The Fund makes a closing purchase transaction when it buys a call option on the same security or contract that has the same price and expiration date. The Fund will realize a loss if the cost of the closing purchase transaction is more than the amount received from writing the option it is closing out. A closing purchase transaction may only be made on an exchange that has a secondary market for the option with the same price and expiration date. There is no guarantee that a secondary market will exist when the Fund seeks to make a closing purchase transaction.

There are costs and risks associated with writing covered call options. The Fund incurs brokerage expenses writing to cover call options as well as fees for any purchases and sales of the underlying securities or contracts. Writing covered call options may increase the Fund's portfolio turnover rate. If the value of the instrument underlying a covered call option written by the Fund increases above the option price, the Fund will not benefit from the appreciation. In addition, underlying market and securities prices may not perform as expected, resulting in losses to the fund.


Covered Put Options. The Fund may write ("sell") covered put options on individual stocks, equity indices and futures contracts, including equity index futures contracts.

A put option is a short-term contract that is generally for no more than nine (9) months. The contract gives the buyer, in return for a premium paid to the seller of the option, the right to sell the underlying security or contract at an agreed upon price prior to the expiration of the option. The buyer can sell the underlying security or contract at the agreed upon price regardless of its market price.
A put option is considered "covered" if the party that is writing the option has a short position with respecct to the instrument underlying the option or has a right to immediately resell the underlying security or contract at a price equal to or greater than the put price. The seller of a put option assumes the risk of the decrease of the value of the underlying instrument and will not benefit from the effect of market price declines on its covering position.
If the underlying instrument decreases in value, the buyer could exercise the option and the underlying security or contract could be sold to the seller at a price that is higher than its current market value.

The Fund may terminate its obligation under an outstanding written option by making a "closing purchase transaction." The Fund makes a closing purchase transaction when it buys a put option on the same security or contract with the same price and expiration date. The
Fund will realize a loss if the cost of the closing purchase transaction is more than the amount received from writing the option it is closing out. A closing purchase transaction may only be made on an exchange that has a secondary market for the option with the same price and expiration date. There is no guarantee that a secondary market will exist when the Fund seeks to make a closing purchase transaction.

There are costs and risks associated with writing covered put options. The Fund incurs pay brokerage expenses in writing covered put options as well as fees for any transactions in the option underlying securities or contracts. The portfolio turnover rate of the Fund may increase due to the Fund writing a covered put option.In addition, underlying market and securities prices may not perform as expected resulting in losses to the Fund.

      Dealer Options. Dealer Options are also known as Over-the-Counter options ("OTC Options"). Dealer options are puts and calls where the strike price, the expiration date and the premium payment are privately negotiated. The Subadvisor considers the creditworthiness and financial strength of the counterparty before entering into an OTC Option.

      Puts and Calls. The Fund may buy options on individual stocks, equity indices and equity futures contracts. The Fund's purpose in buying these puts and calls is to protect against the effect on its portfolio of adverse changes in market prices. A put option gives the buyer the right to sell a security or contract at an agreed upon date and price. A call option gives the buyer the right to purchase the option's underlying instrument.

      (9)	Rights and Warrants.
      ------------------------------
Rights are short-term obligations issued in conjunction with new stock issues. Warrants give the holder the right to buy an issuer's securities at a stated price for a stated time.

      (10)	Securities Lending.
      -----------------------------
The Fund may lend its portfolio securities in order to realize additional income. This lending is subject to the Fund's investment policies and restrictions. Any loan of portfolio securities must be secured at all times by collateral that is equal to or greater than the value of the loan. If a borrower defaults, the Fund may use the collateral to satisfy the loan. When cash is received as collateral, the Fund will invest the cash received in short-term instruments to earn additional income and will bear the risk of any loss on such investments.



      (11)	Short Sales.
      ----------------------
A short sale is generally the sale of a security that the seller does not own. In order to engage in a short sale, the Fund arranges with a broker to borrow the security being sold short. The Fund must deposit with the broker collateral,consisting of cash, or marketable securities, to secure the Fund's obligation to replace the security and segregate liquid assets, so that the total of the amounts deposited with the broker and segregated is equal to the current value of the securities sold short. In addition, The Fund must pay the broker any dividends or interest paid on the borrowed security during the time the short security is open. In order to close out its short position, the Fund will replace the security by purchasing the security at the price prevailing at the time of replacement. If the price of the security sold short has increased since the time of the short sale, the Fund will incur a loss in addition to the costs associated with establishing, maintaining and closing out the short position. If the price of the security sold short has decreased since the time of the short sale, the Fund will ezperience a gain to the extent the difference in price is greater than the costs associated with establishing,maintaining and closing out the short position.The Fund may also engage in "short sales against the box" which involve selling short a security in which the Fund currently holds a position or that the Fundhas a right to acquire while at the same time maintaining its current position in that security or retaining the right to acquire the security.

      (12)	When-Issued Securities.
      ---------------------------------
The Fund may purchase securities on a when-issued basis. The purchase price and the interest rate payable, if any, on the securities are fixed on the purchase commitment date or at the time the settlement date is fixed. The value of these securities is subject to market fluctuation. For fixed-income securities, no interest accrues to the Fund until a settlement takes place. At the time the Fund makes a commitment to purchase securities on a when-issued basis, it will record the transaction, reflect the daily value of the securities when determining its net asset value, and if applicable, calculate the maturity for the purposes of determining the average maturity from the date of the transaction. At the time of settlement, a when-issued security may be valued below the amount of its purchase price.

To facilitate these transactions, the Fund will maintain a segregated account with the Custodian, containing liquid assets in an amount which is at least equal to the commitments. On the delivery dates of the transactions, the Fund will meet its assets held in the segregated account and/or from cash flow. If the Fund chooses to dispose of the right to acquire a when-issued security prior to its acquisition, it could incur a loss or a gain due to market fluctuation. Furthermore, the Fund may be at a disadvantage if the other party to the transaction defaults. When-issued transactions may allow the Fund to hedge against unanticipated changes in interest rates.


Diversification Requirements for the Fund
-----------------------------------------
The Fund intends to meet the diversification requirements of the 1940
Act as currently in effect. Investments not subject to the diversification requirements could involve an increased risk to an investor should an issuer, or a state or its related entities, be unable to make interest or principal payments, or should the market value of such securities decline.




Fundamental Investment Restrictions
-----------------------------------
The following investment restrictions have been adopted by the Trust with respect to the Fund. Except as otherwise stated, these investment restrictions are "fundamental" policies. A "fundamental" policy is defined in the 1940 Act to mean that the restriction cannot be changed without the vote of a "majority of the outstanding voting securities" of the Fund. A majority of the outstanding voting securities is defined in the 1940 Act as the lesser of (a) 67% or more of the voting securities present at a meeting if the holders of more than 50% of the outstanding voting securities are present or represented by proxy, or
(b) more than 50% of the outstanding voting securities.


      The Fund may not:

      (1)	Issue senior securities.  For purposes of this restriction,
borrowing money, making loans, the issuance of shares of beneficial interest in multiple classes or series, the deferral of Trustees' fees, the purchase or sale of options, futures contracts, forward commitments and repurchase agreements entered into in accordance with the Fund's investment policies, are not deemed to be senior securities.

     (2)	Borrow money, except (i) in amounts not to exceed 33 1/3% of the value of the Fund's total assets (including the amount borrowed) taken at market value from banks or through reverse repurchase agreements or forward roll transactions, (ii) up to an additional 5% of its total assets for temporary purposes, (iii) in connection with short-term credits as may be necessary for the clearance of purchases and sales of portfolio securities and (iv) the Fund may purchase securities on margin to the extent permitted by applicable law. For purposes of this investment restriction, investments in short sales, roll transactions, futures contracts, options on futures contracts, securities or indices and forward commitments, entered into in accordance with the Fund's investment policies, shall not constitute borrowing.

     (3)	Underwrite the securities of other issuers, except to the
extent that, in connection with the disposition of portfolio securities, the Fund may be deemed to be an underwriter under the 1933 Act.

      (4)	Purchase or sell real estate, except that the Fund may (i)
acquire or lease office space for its own use, (ii) invest in securities of issuers that invest in real estate or interests therein,
(iii) invest in securities that are secured by real estate or interests therein, (iv) purchase and sell mortgage-related securities and (v) hold and sell real estate acquired by the Fund as a result of the ownership of securities.

      (5)	Purchase or sell commodities or commodity contracts, except
the Fund may purchase and sell options on securities, securities indices and currency, futures contracts on securities, securities indices and currency and options on such futures, forward foreign currency exchange contracts, forward commitments, securities index put or call warrants and repurchase agreements entered into in accordance with the Fund's investment policies.

      (6)	Make loans, except that the Fund may (i) lend portfolio
securities in accordance with the Fund's investment policies up to 33 1/3% of the Fund's total assets taken at market value, (ii) enter into repurchase agreements, (iii) purchase all or a portion of an issue of debt securities, bank loan participation interests, bank certificates of deposit, bankers' acceptances, debentures or other securities, whether or not the purchase is made upon the original issuance of the securities and (iv) lend portfolio securities and participate in an interfund lending program with other series of the Trust provided that no such loan may be made if, as a result, the aggregate of such loans would exceed 33 1/3% of the value of the Fund's total assets.

      (7)	With respect to 75% of its total assets, purchase securities of an issuer (other than the U.S. Government, its agencies, instrumentalities or authorities or repurchase agreements collateralized by U.S. Government securities and other investment companies), if: (a) such purchase would cause more than 5% of the Fund's total assets taken at market value to be invested in the securities of such issuer; or (b) such purchase would at the time result in more than 10% of the outstanding voting securities of such issuer being held by the Fund.

      (8)	Invest more than 25% of its total assets in the securities of one or more issuers conducting their principal business activities in the same industry (excluding the U.S. Government or its agencies or instrumentalities).

If any percentage restriction described above for the Fund is adhered to at the time of investment, a subsequent increase or decrease in the percentage resulting from a change in the value of the Fund's assets will not constitute a violation of the restriction.

Unless otherwise provided, for purposes of investment restriction (8) above, the term "industry" shall be defined by reference to the SEC Industry Codes set forth in the Directory of Companies Required to File Annual Reports with the Securities and Exchange Commission.


Temporary Defensive Position
----------------------------
For temporary or defensive purposes, the Fund may invest, without limit, in cash or quality short-term debt securities including repurchase agreements. To the extent that the Fund is invested in these instruments, the Fund will not be pursuing its investment objective.


Portfolio Turnover
------------------
Generally, the Fund purchases securities for investment purposes and not for short-term trading profits. However, the Fund may sell securities without regard to the length of time that the security is held in the portfolio if such sale is consistent with the Fund's investment objectives. A higher degree of portfolio activity may increase brokerage costs to the Fund.
The Fund's turnover rate is computed by dividing the dollar amount of the securities which are purchased or sold (whichever amount is smaller) by the average value of the securities owned during the year. Short-term investments such as commercial paper, short-term U.S. Government securities and variable rate securities (those securities with intervals of less than one-year) are not considered when computing the portfolio turnover rate.

      For the period June 25, 2002 (commencement of operations) through May 31, 2003 and for the fiscal year ended May 31, 2004, the portfolio turnover rate for the Fund was 121% and 84%, respectively.



		BOARD OF TRUSTEES AND OFFICERS OF THE TRUST
		===========================================

Trustees and Officers of the Trust
----------------------------------
The Trustees and Officers of the Trust, their business addresses, principal occupations for the past five years and dates of birth are listed below. The Trustees provide broad supervision over the affairs of the Trust and the Fund. The Trustees are experienced executives who meet periodically throughout the year to oversee the Fund's activities, review contractual arrangements with companies that provide services to the Fund, and review the Fund's performance. Unless otherwise noted, the address of each Trustee or Officer is the address of the Trust:
800 Connecticut Avenue, Norwalk, Connecticut 06854.

The Trustees hold office without limit in time except that (a) any Trustee may resign or retire; (b) any Trustee may be removed with or without cause by two-thirds of the remaining Trustees and; (c) any Trustee may be removed by action of two-thirds of the outstanding shares of the Trust.

The President, Treasurer and Secretary of the Trust are elected annually by the Trustees and hold office until the next annual election of officers and until their respective successors are chosen and qualified.

Independent Trustees
--------------------
The Trustees shown in the table below are not "interested persons" of the Trust within the meaning of the 1940 Act:




										NUMBER OF
				POSITION(S) HELD 				FUNDS IN FUND
				WITH FUND AND 		PRINCIPAL 		COMPLEX*
NAME AND DATE OF 		LENGTH OF TIME 		OCCUPATIONS DURING 	OVERSEEN BY 	OTHER DIRECTORSHIPS
BIRTH				SERVED			PAST 5 YEARS		TRUSTEE		HELD BY TRUSTEE
--------------------------------------------------------------------------------------------------------------------
Jack W. Aber			Trustee since 1999	Professor of Finance,	    27		Trustee of Appleton
DOB:  9/9/37						Boston University School 		Growth Fund (1 portfolio);
							of Management (1972-			Trustee of Third Avenue
							Present)				Trust (4 portfolios);
												Trustee of Third Avenue
												Variable Series Trust
												    (1 portfolio)

William E. Chapman, II		Trustee since 1999	President and Owner,	    27		Trustee of Third Avenue
DOB: 9/23/41						Longboat Retirement 			Trust (4 portfolios);
							Planning Solutions (1998-		Trustee of Third Avenue
							Present); Hewitt 			Variable Series Trust
							Associates, LLC (part 			     (1 portfolio)
							time) (provider of
							Retirement and Investment
							Education Seminars);
							Trustee, Bowdoin College
							(2002-Present); President,
							Retirement Plans Group,
							Kemper Funds (1990-
							1998)



Edward J. Kaier			Trustee since 1999	Partner, Hepburn Willcox    27		Trustee of Third Avenue
DOB:  9/23/45						Hamilton & Putnam 			Trust (4 portfolios);
							(1977-Present)				Trustee of Third Avenue
												Variable Series Trust
												    (1 portfolio)

Steven J. Paggioli		Trustee since 2004	Consultant (2001-Present);  27		Trustee of Professionally
DOB:  4/3/50						Executive Vice President, 		Managed Portfolios
							Secretary and Director, 		   (15 portfolios);
							Investment Company 			Director, Sustainable
							Administration, LLC 			Growth Advisors, LP
							(1990-2001); Formerly
							Executive Vice President
							and Director, The
							Wadsworth Group (fund
							administration) (1986-
							2001); Vice President,
							Secretary and Director,
							First Fund Distributors,
							Inc. (1991-2001)


Eric Rakowski			Trustee since 1999	Professor, University of    27 		Trustee of Third Avenue
DOB: 6/5/58						California at Berkeley 			Trust (4 portfolios);
							School of Law (1990-			Trustee of Third Avenue
							Present); Visiting 			Variable Series Trust
							Professor, Harvard Law 			     (1 portfolio)
							School (1998-1999)


Thomas R. Schneeweis		Trustee since 2004	Professor of Finance,       27		None
DOB:  5/10/47						University of
							Massachusetts (1985-
							Present); Managing
							Director, CISDM at the
							University of
							Massachusetts, (1994-
							Present); President and
							Chief Executive Officer,
							Schneeweis Partners, LLC
							(2001-Present)





 *The Fund complex consists of Managers AMG Funds, The Managers Funds, Managers Trust I and Managers Trust II.

Interested Trustees
-------------------
The Trustees shown in the table below are "interested persons" of the Trust within the meaning of the 1940 Act. Mr. Kingston is an interested person of the Trust within the meaning of the 1940 Act by virtue of his positions with, and interest in securities of, Affiliated Managers Group, Inc. and Managers Distributors, Inc. Mr. Lebovitz is an interested person of the Trust within the meaning of the 1940 Act by virtue of his positions with The Managers Funds LLC and Managers Distributors, Inc.



										NUMBER OF
				POSITION(S) HELD 				FUNDS IN FUND
				WITH FUND AND 		PRINCIPAL 		COMPLEX*
NAME AND DATE OF 		LENGTH OF TIME 		OCCUPATIONS DURING 	OVERSEEN BY 	OTHER DIRECTORSHIPS
BIRTH				SERVED			PAST 5 YEARS		TRUSTEE/OFFICER	HELD BY TRUSTEE/OFFICER
--------------------------------------------------------------------------------------------------------------------






John Kingston, III		Trustee since 2004	Senior Vice President and 	27		None
DOB: 10/23/65						General Counsel,Affiliated
							Managers Group, Inc.(2002-
							Present); Vice President
							and Associate General
							Counsel, Affiliated
							Managers Group, Inc.
							(1999-2002); Director and
							Secretary, Managers
							Distributors, Inc. (2000-
							Present); Served in a
							general counseling
							capacity, Morgan Stanley
							Dean Witter Investment
							Management, Inc. (1998-
							1999); Associate, Ropes
							and Gray (1994-1998)

Peter M. Lebovitz		Trustee since 2002;	President and Chief		27		None
DOB: 1/18/55			President since 1999	Executive Officer, The
 							Managers Funds LLC
							(1999-Present); President,
							Managers Distributors, Inc.
							(2000-Present); Director of
							Marketing, The Managers
							Funds, LP (1994-1999);
							Director of Marketing,
							Hyperion Capital
							Management, Inc. (1993-
							1994); Senior Vice
							President, Greenwich Asset
							Mgmt., Inc. (1989-1993)




* The Fund complex consists of Managers AMG Funds, The Managers Funds, Managers Trust I and Managers Trust II.

Officers
--------



			POSITION(S) HELD WITH 			PRINCIPAL OCCUPATIONS
NAME AND 		FUND AND 				DURING
DATE OF BIRTH		LENGTH OF TIME SERVED			PAST 5 YEARS
-------------------------------------------------------------------------------------

Galan G. Daukas		Chief Financial Officer since 2002	Chief Operating Officer, The Managers Funds
DOB: 10/24/63							LLC (2002-Present); Chief Financial Officer
								The Managers Funds, Managers Trust I and
								Managers AMG Funds (2002-Present); Chief
								Operating Officer and Chairman of the
								Management Committee, Harbor Capital
								Management Co., Inc. (2000-2002); Chief
								Operating Officer, Fleet Investment Advisors
								(1992-2000)

Donald S. Rumery	Treasurer since 2000			Director, Finance and Planning, The
DOB: 5/29/58							Managers Funds LLC, (1994-Present);
								Treasurer and Chief Financial Officer,
								Managers Distributors, Inc. (2000-Present);
								Treasurer, The Managers Funds (1995-
								Present); Treasurer, Managers AMG
								Funds (1999-Present); Treasurer
								Managers Trust I (2000-Present)




Christine C. Carsman	Secretary since 2004 			Secretary, The Managers Funds,
DOB:  4/2/52							Managers Trust I and Managers
								Trust II (2004-Present); Vice
								President and Chief Regulatory
								Counsel, Affiliated Managers
								Group, Inc. (2004-Present); Senior
								Counsel, Vice President and
								Director of Operational Risk
								Management and Compliance,
								Wellington Management Company, LLP
								(1995-2004)



Trustee Share Ownership
-----------------------



								Aggregate Dollar Range of Equity
								Securities in All Registered
								Investment Companies Overseen
			Dollar Range of Equity Securities in	by Trustee in Family of Investment
			 the Funds Beneficially Owned as of	Companies* Beneficially Owned as
			  	December 31, 2003		    of December 31, 2003
			--------------------------------------------------------------------------

Independent Trustees:
---------------------
Jack W. Aber			        None				$50,001 to $100,000
William E. Chapman, II		   $50,001 to $100,000			  Over $100,000
Edward J. Kaier				None				  Over $100,000
Steven J. Paggioli			None				  Over $100,000
Eric Rakowski				None				$10,001 to $50,000
Thomas R. Schneeweis			None				$10,001 to $50,000


Interested Trustees:
--------------------
John Kingston, III		        None			          Over $100,000
Peter M. Lebovitz			None				  Over $100,000








* The Fund complex consists of Managers AMG Funds, The Managers Funds, Managers Trust I and Managers Trust II.

Audit Committee
---------------
The Board of Trustees has an Audit Committee consisting of the independent Trustees. Under the terms of its charter, the Committee:
(a) acts for the Trustees in overseeing the Trust's financial reporting and auditing processes; (b) receives and reviews communications from the auditors relating to the auditors' review of the Fund's financial statements; (c) reviews and assesses the performance and approves the compensation, retention or termination of the Trust's independent auditors; (d) meets periodically with the independent auditors to review the annual audits of the series of the Trust, including the audit of the Fund, and pre-approve the audit services provided by the independent auditors; (e) considers and acts upon proposals for the independent auditors to provide non-audit services to the Trust or the Investment Manager or its affiliates to the extent that such approval is required by applicable laws or regulations; (f) considers and reviews with the independent auditors matters bearing upon the auditors' status as "independent" under applicable standards of independence established from time to time by the SEC and other regulatory authorities; and (g) reviews and reports to the full Board with respect to any material accounting, tax, valuation or record keeping issues that may affect the Trust, its financial statements or the amount of any dividend or distribution right, among other matters. The Audit Committee met twice during the most recent fiscal year.

Trustees' Compensation
----------------------


				Aggregate 		Total Compensation
Name of 			Compensation		from the Fund Complex
Trustee				From the Fund (a)	Paid to Trustees (b)
-------				-----------------	---------------------



Independent Trustees:
---------------------

Jack W. Aber			$301			$46,500
William E. Chapman, II		$301		        $46,500
Edward J. Kaier			$301			$46,500
Steven J. Paggioli		N/A			$41,500
Eric Rakowski			$301			$46,500
Thomas R. Schneeweis		$301			$41,500

Interested Trustees:
--------------------

John Kingston, III		None			None
Peter M. Lebovitz		None			None





(a)	Compensation is calculated for the fiscal year ended May 31,
2004. The Fund does not provide any pension or retirement benefits for the Trustees.

(b)	Total compensation includes compensation paid during the 12-month period ending May 31, 2004 for services as Trustees of Managers AMG Funds, The Managers Funds, Managers Trust I and Managers Trust II.


CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES
===================================================

Control Persons
---------------

As of September 9, 2004, no entity or person "controlled" (within the meaning of the 1940 Act) the Fund. An entity or person that "controls" the Fund could have effective voting control over the Fund.

Principal Holders
-----------------

As of September 9, 2004, the following persons or entities owned of record more than 5% of the outstanding shares of the Fund:



       Name and Address				No. of Share 		Percent

       National Financial Services Corp.	477,012			44%
       Attn:  Mutual Funds, 5th Floor
       200 Liberty Street
       New York, NY 10281-1003

       Charles Schwab & Co., Inc.		252,585			23%
       Attn: Mutual Funds Dept.
       101 Montgomery Street
       San Francisco, CA 94104-4122

       The Burridge Group LLC			105,790			 9%
       333 W. Wacker Drive, Suite 1200
       Chicago, IL 60606-1351





The Trust did not know of any person who as of September 9, 2004, beneficially owned 5% or more of the Fund's shares.

Management Ownership
--------------------
As of September 9, 2004, all management personnel (i.e., Trustees and Officers) as a group owned beneficially less than 1% of the outstanding shares of the Fund.


MANAGEMENT OF THE FUND
======================

Investment Manager and Subadvisor
---------------------------------
The Trustees provide broad supervision over the operations and affairs of the Trust and the Fund. The Managers Funds LLC (the "Investment Manager") serves as investment manager to the Fund. An indirect wholly-owned subsidiary of Affiliated Managers Group, Inc. ("AMG") serves as the Managing Member of the Investment Manager. AMG is located at 600 Hale Street, Prides Crossing, Massachusetts 01965. Managers Distributors, Inc. ("MDI"), a wholly-owned subsidiary of The Managers Funds LLC, serves as distributor of the Fund.

The Investment Manager and its corporate predecessors have had over 20 years of experience in evaluating subadvisors for individuals and institutional investors. As part of its services to the Fund under an investment management agreement with the Trust (the "Investment Management Agreement"), the Investment Manager also carries out the daily administration of the Trust and Fund. For its investment management services, the Investment Manager receives an investment management fee from the Fund. All or a portion of the investment management fee paid by the Fund to the Investment Manager is used to pay the advisory fees of The Burridge Group LLC, the subadvisor which manages the assets of the Fund (the "Subadvisor" or "Burridge"). The Investment Manager receives no additional compensation from the Fund for its administration services. Burridge was selected by the Investment Manager, subject to the review and approval of the Trustees. Burridge was formed in 1986. As of June 30, 2004, Burridge's assets under management totaled approximately $1.5 billion. Burridge's address is 333 West Wacker Drive, Chicago, Illinois 60606.

The Subadvisor has discretion, subject to oversight by the Trustees and the Investment Manager, to purchase and sell portfolio assets, consistent with the Fund's investment objectives, policies and restrictions. Generally, the services which the Subadvisor provides to the Fund are limited to asset management and related recordkeeping services. The Subadvisor may also serve as a discretionary or non-discretionary investment advisor to management or advisory accounts which are unrelated in any manner to the Investment Manager or its affiliates.

Compensation of Investment Manager and Subadvisor by the Fund
-------------------------------------------------------------
As compensation for the investment management services rendered and related expenses under the Investment Management Agreement, the Fund has agreed to pay the Investment Manager an investment management fee, which is computed daily as a percentage of the average of the value of the net assets of the Fund and may be paid monthly. As compensation for the investment management services rendered and related expenses under the Subadvisory Agreement, the Investment Manager has agreed to pay the Subadvisor a fee (net of all mutually agreed upon fee waivers and reimbursements required by applicable law) for managing the portfolio, which is also computed daily and paid monthly. The fee paid to the Subadvisor is paid out of the fee the Investment Manager receives from the Fund and does not increase the expenses of the Fund.

For the period June 25, 2002 (commencement of operations) through May 31, 2003 and for the fiscal year ended May 31, 2004, no fees were paid under the Investment Management Agreement with respect to the Fund. If the Investment Manager had not agreed to waive all or a portion of its fees in connection with a contractual agreement to limit the Fund's total annual operating expenses to 1.49% of average daily net assets during the periods, the fees under that agreement would have been $11,740 for the period June 25, 2002 (commencement of operations) through May 31, 2003 and $75,258 for the fiscal year ended May 31, 2004.

Fee Waivers and Expense Limitations
-----------------------------------
The Investment Manager has contractually agreed to limit total annual Fund operating expenses (exclusive of taxes, interest, brokerage costs and extraordinary items) to 1.49% through at least October 1, 2005, subject to later reimbursement by the Fund in certain circumstances. The waiver may, at the discretion of the Investment Manager, be continued beyond such point. See "Managers AMG Funds" in the Prospectus for further information. The Investment Manager has decided to waive all or a portion of its fees from the Fund or reimburse expenses to the Fund for a variety of reasons, including attempting to make the Fund's performance more competitive as compared to similar funds.

Investment Management and Subadvisory Agreements
------------------------------------------------
The Managers Funds LLC serves as investment manager to the Fund under the Investment Management Agreement. The Investment Management Agreement permits the Investment Manager to from time to time engage one or more Subadvisors to assist in the performance of its services. Pursuant to the Investment Management Agreement, the Investment Manager has entered into a subadvisory agreement with The Burridge Group LLC (the "Subadvisory Agreement").

The Investment Management Agreement and the Subadvisory Agreement shall continue in effect from year to year so long as such continuation is specifically approved at least annually (i) by either the Trustees of the Trust or by vote of a majority of the outstanding voting securities (as defined in the 1940 Act) of the Fund, and (ii) in either event by the vote of a majority of the Trustees of the Trust who are not parties to the agreements or "interested persons" (as defined in the 1940 Act) of any such party, cast in person at a meeting called for the purpose of voting on such continuance. The Investment Management Agreement and the Subadvisory Agreement may be terminated, without penalty, by the Board of Trustees, by vote of a majority of the outstanding voting securities (as defined in the 1940 Act) by the Investment Manager or (in the case of the Subadvisory Agreement) by the Subadvisor on not more than 60 days written notice to the other party and to the Fund. The Investment Management Agreement and the Subadvisory Agreement terminate automatically in the event of assignment, as defined under the 1940 Act and regulations thereunder.

The Investment Management Agreement provides that the Investment
Manager is specifically responsible for:

	* developing and furnishing continuously an investment program and strategy for the Fund in compliance with the Fund's investment objective and policies as set forth in the Trust's current Registration Statement;

	* providing research and analysis relative to the investment program and investments of the Fund;

	* determining (subject to the overall supervision and review of the Board of Trustees of the Trust) what investments shall be purchased, held, sold or exchanged by the Fund and what portion, if any, of the assets of the Fund shall be held in cash or cash equivalents; and

 	* making changes on behalf of the Trust in the investments of the Fund.

Under the Subadvisory Agreement, Burridge is responsible for performing substantially these same advisory services for the Investment Manager and the Fund.

The Investment Management Agreement also provides that the Investment Manager shall furnish the Fund with office space and facilities, services of executives and administrative personnel and certain other administrative services. The Investment Manager compensates all executive and clerical personnel and Trustees of the Trust if such persons are employees of the Investment Manager or its affiliates.

The Fund pays all expenses not borne by its Investment Manager or Subadvisor including, but not limited to, the charges and expenses of the Fund's custodian and transfer agent, independent auditors and legal counsel for the Fund and the Trust's independent Trustees, 12b-1 fees, all brokerage commissions and transfer taxes in connection with portfolio transactions, all taxes and filing fees, the fees and expenses for registration or qualification of its shares under federal and state securities laws, all expenses of shareholders' and Trustees' meetings and of preparing, printing and mailing reports to shareholders and the compensation of Trustees who are not directors, officers or employees of the Investment Manager, Subadvisor or their affiliates, other than affiliated registered investment companies.

The Subadvisory Agreement requires the Subadvisor to provide fair and equitable treatment to the Fund in the selection of portfolio investments and the allocation of investment opportunities. However, it does not obligate the Subadvisor to acquire for the Fund a position in any investment which any of the Subadvisor's other clients may acquire. The Fund shall have no first refusal, co-investment or other rights in respect of any such investment, either for the Fund or otherwise.

Although the Subadvisor makes investment decisions for the Fund independent of those for its other clients, it is likely that similar investment decisions will be made from time to time. When the Fund and another client of a Subadvisor are simultaneously engaged in the purchase or sale of the same security, the transactions are, to the extent feasible and practicable, averaged as to price and the amount is allocated between the Fund and the other client(s) pursuant to a formula considered equitable by the Subadvisor. In specific cases, this system could have an adverse affect on the price or volume of the security to be purchased or sold by the Fund. However, the Trustees believe, over time, that coordination and the ability to participate in volume transactions should benefit the Fund.

Approval of Investment Management and Subadvisory Agreements
------------------------------------------------------------
The Board of Trustees, including a majority of the Trustees that are not "interested persons" of the Trust (the "Independent Trustees"), have approved the Investment Management Agreement with the Investment Manager and the Subadvisory Agreement between the Investment Manager and the Subadvisor with respect to the Fund. The Independent Trustees were separately represented by independent counsel in connection with their consideration of the approval of these agreements. In considering the Investment Management and Subadvisory Agreements for the Fund, the Trustees reviewed a variety of materials relating to the Fund, the Investment Manager and the Subadvisor, including fee and expense information for the Fund and other similar mutual funds.

The Trustees reviewed information provided by the Investment Manager relating to its operations and personnel. Among other things, the Investment Manager provided biographical information on its supervisory and professional staff and descriptions of its organizational and management structure. The Trustees also took into account similar information provided periodically throughout the previous year by the Investment Manager. In the course of their deliberations regarding the Investment Management Agreement, the Trustees evaluated, among other things: (a) the Investment Manager's administrative capabilities including its ability to supervise the Fund's other service providers;
(b) the Investment Manager's compliance programs including those related to personal investing and (c) the Investment Manager's performance of substantially similar duties for other series of the Trust.

The Trustees reviewed information provided by the Subadvisor relating to its operations, personnel, investment philosophy, strategies and techniques. Among other things, the Subadvisor provided biographical information on portfolio management and other professional staff, performance information for the Subadvisor, the Fund's competitors and relevant benchmarks and descriptions of the Subadvisor's investment philosophies, strategies and techniques, organizational and management structures and brokerage policies and practices. In the course of their deliberations, the Trustees evaluated, among other things; (a) the services to be rendered by the Subadvisor; (b) the qualification and experience of the Subadvisor's personnel; (c) the Subadvisor's compliance programs including those related to personal investing; and
(d) the Subadvisor's performance in employing its investment strategy. The Trustees also took into account the financial condition of the Investment Manager and Subadvisor and the Investment Manager's undertakings to maintain expense limitations for the Fund.

The Trustees reached the following conclusions regarding the Investment Management Agreement and Subadvisory Agreement, among others: (A) the Investment Manager has demonstrated that it possesses the capability and resources to perform the duties required of it under the Investment Management Agreement; (B) the Subadvisor is qualified to manage the Fund's assets in accordance with its investment objectives and policies; (C) the Investment Manager and Subadvisor maintain appropriate compliance programs; (D) the performance of the Fund is reasonable in relation to the performance of funds with similar investment objectives and to relevant indices; and (E) the Fund's advisory expenses are reasonable in relation to those of similar funds and to the services to be provided by the Investment Manager and the Subadvisor.

Based on their conclusions, the Trustees determined that approval of the Investment Management and Subadvisory Agreements would be in the interests of the Fund and its shareholders.

Proxy Voting Policies and Procedures
------------------------------------
Proxies for the Fund's portfolio securities are voted in accordance with Burridge's proxy voting policies and procedures, which are set forth in Appendix A to this Statement of Additional Information, except that for a proxy with respect to shares of an unaffiliated money market fund used as a cash management vehicle (a "Cash Sweep Fund"), the Investment Manager typically votes the proxy as recommended by the Cash Sweep Fund's directors.

The Fund's proxy voting record for the twelve month period ended
June 30, 2004 is available (i) by calling 1-800- 835-3879, or (ii) on the SEC's website at http://www.sec.gov.

Reimbursement Agreement
-----------------------
Under the Investment Management Agreement, the Investment Manager provides a variety of administrative services to the Fund. Pursuant to a Reimbursement Agreement between the Investment Manager and Burridge, Burridge reimburses the Investment Manager for the costs the Investment Manager bears in providing such services to the Fund.

Code of Ethics
--------------
The Trustees have adopted a Code of Ethics under Rule 17j-1 of the 1940 Act on behalf of the Trust. The Code of Ethics of the Trust incorporates the codes of ethics of the Investment Manager, Managers Distributors, Inc. ("MDI") and the Subadvisor, which codes are made applicable to "access persons" of the Trust that are also employees of the Investment Manager, MDI or the Subadvisor, respectively and the code of ethics of the Subadvisor (applicable to "access persons" of the Trust that are also employees of the Subadvisor). In combination, these codes of ethics generally require access persons to preclear any personal securities investment (with limited exceptions such as government securities). The preclearance requirement and associated procedures are designed to identify any substantive prohibition or limitation applicable to the proposed investment. Subject to compliance with these preclearance procedures, access persons of the Trust who are also access persons of the Investment Manager, MDI or the Subadvisor may invest in securities, including securities that may be purchased or held by the Fund.

Distribution Arrangements
-------------------------
Managers Distributors, Inc. (the "Distributor"), a wholly-owned subsidiary of The Managers Funds LLC, acts as the distributor in connection with the offering of the Fund's shares. The Distributor bears certain expenses associated with the distribution and sale of shares of the Fund. The Distributor acts as agent in arranging for the sale of the Fund's shares without sales commission or other compensation.

Shares of the Fund are sold without a sales load but are subject to the expenses of a Rule 12b-1 Plan of Distribution. In accordance with the terms of the Plan of Distribution, the Fund has agreed to pay the Distributor 0.25% of the average daily net assets of the Fund. The Distributor will use all or a portion of the amounts received under the Plan of Distribution to finance its distribution or servicing activities, including making payments to financial intermediaries that offer shares of the Fund to their clients through proprietary mutual fund "supermarkets" and similar platforms.

The Distribution Agreement may be terminated by either party under certain specified circumstances and will automatically terminate on assignment in the same manner as the Investment Management Agreement. The Distribution Agreement may be continued annually so long as such continuation is specifically approved at least annually (i) by either the Trustees of the Trust or by vote of a majority of the outstanding voting securities (as defined in the 1940 Act) of the Fund, and (ii) in either event by the vote of a majority of the Trustees of the Trust who are not parties to the agreement or "interested persons" (as defined in the 1940 Act) of any such party, cast in person at a meeting called for the purpose of voting on such continuance.

Custodian
---------
The Bank of New York ("BoNY" or the "Custodian"), 2 Hanson Place, Brooklyn, New York, 11217 is the Custodian for the Fund. It is responsible for holding all cash assets and all portfolio securities of the Fund, releasing and delivering such securities as directed by the Fund, maintaining bank accounts in the name of the Fund, receiving for deposit into such accounts payments for shares of the Fund, collecting income and other payments due the Fund with respect to portfolio securities and paying out monies of the Fund.

The Custodian is authorized to deposit securities in securities depositories or to use the services of sub- custodians, including foreign sub-custodians, to the extent permitted by and subject to the regulations of the Securities and Exchange Commission.

Transfer Agent
--------------
Boston Financial Data Services, Inc., P.O. Box 8517, Boston,
Massachusetts 02266-8517, is the transfer agent (the "Transfer Agent") for the Fund.

Independent Registered Public Accounting Firm
---------------------------------------------
PricewaterhouseCoopers LLP, 125 High Street, Boston, Massachusetts
02110, is the independent registered public accounting firm for the Fund. PricewaterhouseCoopers LLP conducts an annual audit of the financial statements of the Fund, reviews the Fund's federal and state income tax returns and may provide other audit, tax and related services.

		BROKERAGE ALLOCATION AND OTHER PRACTICES
		========================================

The Subadvisory Agreement provides that the Subadvisor place all orders for the purchase and sale of securities which are held in the Fund's portfolio. In executing portfolio transactions and selecting brokers or dealers, it is the policy and principal objective of the Subadvisor to seek best price and execution. It is expected that securities will ordinarily be purchased in the primary markets. The Subadvisor shall consider all factors that it deems relevant when assessing best price and execution for the Fund, including the breadth of the market in the security, the price of the security, the financial condition and execution capability of the broker or dealer and the reasonableness of the commission, if any (for the specific transaction and on a continuing basis).

In addition, when selecting brokers to execute transactions and in evaluating the best available net price and execution, the Subadvisor is authorized by the Trustees to consider the "brokerage and research services" (as those terms are defined in Section 28(e) of the Securities Exchange Act of 1934, as amended), provided by the broker. The Subadvisor is also authorized to cause the Fund to pay a commission to a broker who provides such brokerage and research services for executing a portfolio transaction which is in excess of the amount of commission another broker would have charged for effecting that transaction. The Subadvisor must determine in good faith, however, that such commission was reasonable in relation to the value of the brokerage and research services provided viewed in terms of that particular transaction or in terms of all the accounts over which the Subadvisor exercises investment discretion. Brokerage and research services received from such brokers will be in addition to, and not in lieu of, the services required to be performed by each Subadvisor. The Fund may purchase and sell portfolio securities through brokers who provide the Fund with research services.

The Trust may enter into arrangements with various brokers pursuant to which a portion of the commissions paid by the Fund may be directed by the Fund to pay expenses of the Fund. Consistent with its policy and principal objective of seeking best price and execution, the Subadvisor may consider these brokerage recapture arrangements in selecting brokers to execute transactions for the Fund.
The Trustees will periodically review the total amount of commissions paid by the Fund to determine if the commissions paid over representative periods of time were reasonable in relation to commissions being charged by other brokers and the benefits to the Fund of using particular brokers or dealers. It is possible that certain of the services received by the Subadvisor attributable to a particular transaction will primarily benefit one or more other accounts for which investment discretion is exercised by the Subadvisor.

The fees of the Subadvisor are not reduced by reason of their receipt of such brokerage and research services. Generally, the Subadvisor does not provide any services to the Fund except portfolio investment management and related record-keeping services.

For the period June 25, 2002 (commencement of operations) to May 31, 2003 and for the fiscal year ended May 31, 2004, the Fund paid brokerage commissions of $11,391 and $102,245.


	PURCHASE, REDEMPTION AND PRICING OF SHARES
	==========================================

Purchasing Shares
-----------------
Investors may open accounts with the Fund through their financial planners or investment professionals, or by the Trust in limited circumstances as described in the Prospectus. Shares may also be purchased through bank trust departments on behalf of their clients, other investors such as corporations, endowment funds and charitable foundations, and tax-exempt employee welfare, pension and profit-sharing plans. There are no charges by the Trust for being a customer for this purpose. The Trust reserves the right to determine which customers and which purchase orders the Trust will accept.

Certain investors may purchase or sell Fund shares through broker-dealers or through other processing organizations that may impose transaction fees or other charges in connection with this service. Shares purchased in this way may be treated as a single account for purposes of the minimum initial investment. The Fund may from time to time make payments to such broker-dealers or processing organizations for certain recordkeeping services. Investors who do not wish to receive the services of a broker-dealer or processing organization may consider investing directly with the Trust. Shares held through a broker-dealer or processing organization may be transferred into the investor's name by contacting the broker-dealer or processing organization or the Transfer Agent. Certain processing organizations may receive compensation from the Distributor, the Investment Manager and/or the Subadvisor.

Purchase orders received by the Fund before 4:00 p.m. New York Time, c/o Boston Financial Data Services, Inc. at the address listed in the Prospectus on any Business Day will receive the net asset value computed that day. Orders received after 4:00 p.m. from certain processing organizations which have entered into special arrangements with the Fund will also receive that day's offering price provided the orders the processing organization transmits to the Fund were received in proper form by the processing organization before 4:00 p.m. The broker-dealer, omnibus processor or investment professional is responsible for promptly transmitting orders to the Trust. Orders transmitted to the Trust at the address indicated in the Prospectus will be promptly forwarded to the Transfer Agent.

Federal Funds or Bank Wires used to pay for purchase orders must be in U.S. Dollars and received in advance, except for certain processing organizations which have entered into special arrangements with the Trust. Purchases made by check are effected when the check is received, but are accepted subject to collection at full face value in U.S. funds and must be drawn in U.S. Dollars on a U.S. bank.

To ensure that checks are collected by the Trust, proceeds from the redemption of shares that were purchased by check will not be sent until the clearance of the check, i.e., 15 calendar days after the date of purchase, unless arrangements are made with the Investment Manager. However, during this 15-day period, such shareholder may exchange such shares into any series of Managers AMG Funds, The Managers Funds, The Managers Trust I or The Managers Trust II subject to applicable restrictions such as minimum investment amounts. The 15-day holding period for redemption proceeds would still apply to such exchanges.

If the check accompanying any purchase order does not clear, or if there are insufficient funds in your bank account, the transaction will be canceled and you will be responsible for any loss the Trust incurs. For current shareholders, the Fund can redeem shares from any identically registered account in the Fund as reimbursement for any loss incurred. The Trust has the right to prohibit or restrict all future purchases in the Trust in the event of any nonpayment for shares. Third-party checks and "starter" checks are not accepted for the initial investment in the Fund or for any additional investments.

In the interest of economy and convenience, share certificates will not be issued. All share purchases are confirmed to the record holder and credited to such holder's account on the Trust's books maintained by the Transfer Agent.

Redeeming Shares
----------------
Any redemption orders received in proper form by the Trust before 4:00 p.m. New York Time on any Business Day will receive the net asset value determined at the close of regular business of the New York Stock Exchange (the "NYSE") on that day. Orders received after 4:00 p.m. from certain processing organizations which have entered into special arrangements with the Fund will also be redeemed at the net asset value computed that day provided the orders the processing organization transmits to the Fund were received in proper form by the processing organization before 4:00 p.m.

Redemption orders received after 4:00 p.m. will be redeemed at the net asset value determined at the close of regular business of the NYSE on the next Business Day. Redemption orders transmitted to the Trust at the address indicated in the Prospectus will be promptly forwarded to the Transfer Agent. If you are trading through a broker-dealer or investment advisor, such investment professional is responsible for promptly transmitting orders. There is no redemption charge. The Fund reserves the right to redeem shareholder accounts (after 60 days notice) when the value of the Fund shares in the account falls below $5000 due to redemptions. Whether the Fund will exercise its right to redeem shareholder accounts will be determined by the Investment Manager on a case-by-case basis.

If the Fund determines that it would be detrimental to the best interest of the remaining shareholders of the Fund to make payment wholly or partly in cash, payment of the redemption price may be made in whole or in part by a distribution in kind of securities from the Fund, in lieu of cash, in conformity with applicable law. If shares are redeemed in kind, the redeeming shareholder might incur transaction costs in converting the assets to cash. The method of valuing portfolio securities is described under the "Net Asset Value," and such valuation will be made as of the same time the redemption price is determined.

Investors should be aware that redemptions from the Fund may not be processed if a redemption request is not submitted in proper form. To be in proper form, the request must include the shareholder's taxpayer identification number or account number, Fund number and signatures of all account holders. All redemptions will be mailed to the address of record on the shareholder's account. In addition, if a shareholder sends a check for the purchase of shares of the Fund and shares are purchased before the check has cleared, the transmittal of redemption proceeds from the shares will occur upon clearance of the check (i.e., 15 days). The Fund reserves the right to suspend the right of redemption and to postpone the date of payment upon redemption beyond seven days as follows: (i) during periods when the NYSE is closed for other than weekends and holidays or when trading on the NYSE is restricted as determined by the SEC by rule or regulation, (ii) during periods in which an emergency, as determined by the SEC, exists that causes disposal by the Fund of, or evaluation of the net asset value of, portfolio securities to be unreasonable or impracticable, or (iii) for such other periods as the SEC may permit.

Exchange of Shares
------------------
An investor may exchange shares from the Funds into shares of any series of Managers AMG Funds, The Managers Funds, The Managers Trust I or The Managers Trust II. Since an exchange is the sale of shares of the fund exchanged out of and the purchase of shares of the fund exchanged into, the usual purchase and redemption procedures, requirements and restrictions apply to each exchange. Investors may exchange only into accounts that are registered in the same name with the same address and taxpayer identification number. In addition, an investor who intends to continue to maintain an account in a Fund may make an exchange out of that Fund only if following the exchange the investor would continue to meet the Fund's minimum investment amount. Settlement on the purchase of shares of any series of Managers AMG Funds, The Managers Funds, The Managers Trust I or The Managers Trust II will occur when the proceeds from redemption become available. Shareholders are subject to federal income tax and may recognize capital gains or losses on the exchange for federal income tax purposes. The Trust reserves the right to discontinue, alter or limit the exchange privilege at any time.

Net Asset Value
---------------
The Fund computes its Net Asset value once daily on Monday through Friday on each day on which the NYSE is open for trading, at the close of business of the NYSE, usually 4:00 p.m. New York Time. The net asset value will not be computed on the day the following legal holidays are observed: New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day. The Fund may close for purchases and redemptions at such other times as may be determined by the Board of Trustees to the extent permitted by applicable law. The time at which orders are accepted and shares are redeemed may be changed in case of an emergency or if the NYSE closes at a time other than 4:00 p.m. New York Time.

The net asset value of the Fund is equal to the value of the Fund's assets minus liabilities divided by the number of shares outstanding. Fund securities listed on an exchange are valued at the last quoted sale price on the exchange where such securities are principally traded on the valuation date, prior to the close of trading on the NYSE, or, lacking any sales, at the last quoted bid price on such principal exchange prior to the close of trading on the NYSE. Over-the-counter securities are valued at the Nasdaq Official Closing Price if one is available. Otherwise, over-the-counter securities are generally valued on the basis of the last quoted sales price or, lacking any sales, on the basis of the last quoted bid price. Securities and other instruments for which market quotations are not readily available are valued at fair value, as determined in good faith and pursuant to procedures established by the Trustees.

Dividends and Distributions
---------------------------
The Fund declares and pays dividends and distributions as described in the Prospectus.

If a shareholder has elected to receive dividends and/or their distributions in cash and the postal or other delivery service is unable to deliver the checks to the shareholder's address of record, the dividends and/or distribution will automatically be converted to having the dividends and/or distributions reinvested in additional shares. No interest will accrue on amounts represented by uncashed dividend or redemption checks.

Distribution Plan
-----------------
The Trust has adopted a "Plan of Distribution Pursuant to Rule 12b-1" (the "Distribution Plan") under which the Trust may engage, directly or indirectly, in financing any activities primarily intended to result in the sale of shares, including, but not limited to, (1) making payments to underwriters, securities dealers and others engaged in the sale of shares, including payments to the Distributor to compensate or reimburse other persons for engaging in such activities and (2) paying expenses or providing reimbursement of expenditures incurred by the Distributor or other persons in connection with the offer or sale of shares, including expenses relating to the formulation and implementation of marketing strategies and promotional activities such as direct mail promotions and television, radio, newspaper, magazine and other mass media advertising, the preparation, printing and distribution of sales literature and reports for recipients other than existing shareholders of the Trust, and obtaining such information, analyses and reports with respect to marketing and promotional activities and investor accounts as the Trust may, from time to time, deem advisable. The Trust and the Fund are authorized to engage in the activities listed above, and in other activities primarily intended to result in the sale of shares, either directly or through other persons with which the Trust has entered into agreements pursuant to the Distribution Plan. Under the Distribution Plan, the Board of Trustees has authorized payments equal on an annual basis 0.25% of the average annual net assets of the Fund.



			CERTAIN TAX MATTERS
			===================

The following summary of certain federal income tax considerations is based on current law, is for general information only, and is not tax advice. This discussion does not address all aspects of taxation that may be relevant to particular shareholders in light of their own investment or tax circumstances, or to particular types of shareholders (including insurance companies, financial institutions or broker dealers, foreign corporations, and persons who are not citizens or residents of the United States) subject to special treatment under the federal income tax laws.

======================================================================
EACH SHAREHOLDER IS ADVISED TO CONSULT HIS OR HER OWN TAX ADVISOR WITH RESPECT TO THE SPECIFIC TAX CONSEQUENCES TO THE SHAREHOLDER OF AN INVESTMENT IN A FUND, INCLUDING THE EFFECT AND APPLICABILITY OF FEDERAL, STATE, LOCAL, FOREIGN, AND OTHER TAX LAWS AND THE POSSIBLE EFFECTS OF CHANGES IN FEDERAL OR OTHER TAX LAWS. THIS DISCUSSION IS NOT INTENDED AS A SUBSTITUTE FOR CAREFUL TAX PLANNING.
======================================================================


Federal Income Taxation of Fund-In General
------------------------------------------
The following discussion is a summary of certain current federal income tax laws regarding the Fund and investors in the shares. The Fund intends to qualify and elect to be treated each taxable year as a "regulated investment company" under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"), although the Fund cannot give complete assurance that it will qualify to do so. Accordingly, the Fund must, among other things, (a) derive at least 90% of its gross income in each taxable year from dividends, interest, payments with respect to securities loans, gains from the sale or other disposition of stock, securities or foreign currencies, or other income (including, but not limited to, gains from options, futures or forward contracts) derived with respect to its business of investing in such stock, securities or currencies (the "90% test"); and (b) invest the Fund's assets (as of the close of each quarter of the taxable year) in such a manner that (i) at least 50% of the value of the Fund's total assets is represented by cash and cash items (including receivables), Government securities and securities of other regulated investment companies, and other securities limited in respect of any one issuer (except with regard to certain investment companies furnishing capital to development corporations) to an amount not greater in value than 5% of the value of the total assets of the Fund and to not more than 10% of the outstanding voting securities of such issuer, and (ii) no more than 25% of the value of the Fund's total assets be invested in the securities (other than Government securities or the securities of other regulated investment companies) of any one issuer, or of two or more issuers each of which the Fund owns 20% or more of the total combined voting power of all classes of stock entitled to vote, and are engaged in the same or similar trades or businesses or related trades or businesses.

If the Fund should fail to qualify as a regulated investment company in any year, it would lose the beneficial tax treatment accorded regulated investment companies under Subchapter M of the Code and all of its taxable income would be subject to tax at regular corporate rates without any deduction for distributions to shareholders, and such distributions would be taxable to shareholders as corporate dividends to the extent of the Fund's current or accumulated earnings and profits. Also, the shareholders, if they received a distribution in excess of current or accumulated earnings and profits, would receive a return of capital that would reduce the basis of their shares of the Fund to the extent thereof. Any distribution in excess of a shareholder's basis in the shareholder's shares would be taxable as gain realized from the sale of such shares.

If the Fund qualifies as a regulated investment company, it will be liable for a nondeductible 4% excise tax on amounts not distributed on a timely basis in accordance with a calendar year distribution requirement. To avoid the tax, during each calendar year the Fund must distribute an amount equal to at least 98% of the sum of its ordinary income (excluding tax-exempt interest income and not taking into account any capital gains or losses) for the calendar year, and its capital gain net income for the 12-month period ending on October 31, in addition to any undistributed portion of the respective balances from the prior year. For that purpose, any income or gain retained by the Fund that is subject to corporate tax will be considered to have been distributed by year end. The Fund intends to make sufficient distributions to avoid this 4% excise tax.


Taxation of the Fund's Investments
----------------------------------
Original Issue Discount; Market Discount. For federal income tax purposes, debt securities purchased by the Fund may be treated as having original issue discount. Original issue discount represents interest for federal income tax purposes and can generally be defined as the excess of the stated redemption price at maturity of a debt obligation over the issue price. Original issue discount is treated for federal income tax purposes as income earned by the Fund, whether or not any income is actually received, and therefore is subject to the distribution requirements of the Code. Generally, the amount of original issue discount is determined on the basis of a constant yield to maturity which takes into account the compounding of accrued interest. Under Section 1286 of the Code, an investment in a stripped bond or stripped coupon may result in original issue discount.

Debt securities may be purchased by the Fund at a discount that exceeds the original issue discount plus previously accrued original issue discount remaining on the securities, if any, at the time the Fund purchases the securities. This additional discount represents market discount for federal income tax purposes. In general, in the case of a debt security that has a fixed maturity date of more than one year from the date of issue and has market discount, the gain realized on disposition will be treated as interest to the extent it does not exceed the accrued market discount on the security (unless the Fund elects to include such accrued market discount in income in the tax year to which it is attributable). Generally, market discount is accrued on a daily basis. The Fund may be required to capitalize, rather than deduct currently, part or all of any direct interest expense incurred or continued to purchase or carry any debt security having market discount, unless the Fund makes the election to include market discount currently. Because the Fund must include original issue discount in income, it will be more difficult for the Fund to make the distributions required for the Fund to maintain its status as a regulated investment company under Subchapter M of the Code or to avoid the 4% excise tax described above.

       Options and Futures Transactions.
       ---------------------------------  Certain of the Fund's
investments may be subject to provisions of the Code that (i) require inclusion of unrealized gains or losses in the Fund's income for purposes of the 90% test, and require inclusion of unrealized gains in the Fund's income for purposes of the excise tax and the distribution requirements applicable to regulated investment companies; (ii) defer recognition of realized losses; and (iii) characterize both realized and unrealized gain or loss as short-term and long-term gain, irrespective of the holding period of the investment. Such provisions generally apply to, among other investments, options on debt securities, indices on securities and futures contracts. The Fund will monitor its transactions and may make certain tax elections available to it in order to mitigate the impact of these rules and prevent disqualification of the Fund as regulated investment company.


Federal Income Taxation of Shareholders
---------------------------------------
Distributions,and trusts and estates of net realized short-term capital gains by the Fund to shareholders who are liable for federal income taxes will generally be taxed as ordinary income to such shareholders. However, under the Jobs and Growth Tax Relief Reconciliation Act of 2003 (effective for tax years 2003 through 2008) (the "Jobs and Growth Act"), ordinary income distributions relating to dividend income received by the Fund will generally constitute qualified dividend income eligible for a maximum rate of 15% to individuals, trusts and estates. Under the Jobs and Growth Act if the aggregate amount of qualified dividend income received by the Fund during any taxable year is less than 95% of the Fund's gross income (as specifically defined for that purpose), such distributions will be eligible for a maximum rate of 15% to individuals, trusts and estates, only if and to the extent designated by the Fund as qualified dividend income. The Fund may designate such distributions as qualified dividend income only to the extent the Fund itself has qualified dividend income for the taxable year with respect to which such distribution is made. Qualified dividend income is generally dividend income from taxable domestic corporations and certain foreign corporations (e.g., foreign corporations incorporated in a possession of the United States or in certain countries with comprehensive tax treaties with the United States, or the stock of which is readily tradable on an established securities market in the United States), provided the Fund has held the stock in such corporations for more than 60 days during the 120 day period beginning on the date which is 60 days before the date on which such stock becomes ex-dividend with respect to such dividend (the "holding period requirement"). In order to be eligible for the 15% maximum rate on distributions from the Fund attributable to qualified dividends, shareholders must separately satisfy the holding period requirement with respect to their Fund shares. Distributions of net capital gains will be taxed as long-term capital gains regardless of how long such shareholders have held shares of the Fund. These provisions apply whether the dividends and distributions are received in cash or reinvested in additional shares. Any loss realized upon the redemption of shares within 6 months from the date of their purchase will be treated as a long-term capital loss to the extent of any distribution of net long-term capital gains during such 6-month period. Losses incurred on the sale of shares of the Fund may be required to be deferred in the event the shareholder acquires other Fund shares within 30 days prior to the sale of the loss shares or 30 days after such sale.

Dividends paid by the Fund may be eligible for the 70% dividends-received deduction for corporations. The percentage of a Fund's dividends eligible for such tax treatment may be less than 100% to the extent that less than 100% of the Fund's gross income may be from qualifying dividends of domestic corporations. Any dividend declared in October, November or December of any calendar year and made payable to shareholders of record in any such month is treated as received by such shareholder on December 31 of such calendar year, provided that the Fund pays the dividend during January of the following calendar year.

Distributions by the Fund can result in a reduction in the fair market value of the Fund's shares. Should a distribution reduce the fair market value below a shareholder's cost basis, such distribution nevertheless may be taxable to the shareholder as ordinary income or capital gain, even though, from an investment standpoint, it may constitute a partial return of capital. In particular, investors should be careful to consider the tax implications of buying shares just prior to a taxable distribution. The price of shares purchased at that time includes the amount of any forthcoming distribution. Those investors purchasing shares just prior to a taxable distribution will then receive a return of investment upon distribution which will nevertheless be taxable to the shareholder as ordinary income or capital gain, even though, from an investment standpoint, it may constitute a partial return of capital.

       State and Local Taxes.
       ---------------------- The Fund may also be subject to state and/or local taxes in jurisdictions in which the Fund is deemed to be doing business. In addition, the treatment of the Fund and its shareholders in those states which have income tax laws might differ from treatment under the federal income tax laws. Shareholders should consult with their own tax advisors concerning the foregoing state and local tax consequences of investing in the Fund.

       Tax-Exempt Investors.
       --------------------- If a shareholder that is a benefit plan investor (e.g., an individual retirement account, pension plan, 401(k) plan, or Keogh plan) or charitable organization (a "Tax Exempt

Investor") incurs debt to finance the acquisition of its shares, a portion of the income received by the Tax-Exempt Investor with respect to its shares would constitute unrelated business taxable income ("UBTI"). In that case, the UBTI portion of the Tax Exempt Investor's income from its investment in a Fund for the year generally would equal the total income from its investment in the Fund recognized by the Tax-Exempt Investor in that year multiplied by the ratio of the Tax-Exempt Investor's average acquisition debt balance to the average tax basis of its shares for the year. A Tax-Exempt Investor is generally subject to federal income tax to the extent that its UBTI for a taxable year exceeds its $1,000 exclusion.

Other Taxation
--------------
The Fund is series of a Massachusetts business trust. Under current law, neither the Trust nor the Fund is liable for any income or franchise tax in the Commonwealth of Massachusetts, provided that the Fund continues to qualify as a regulated investment company under Subchapter M of the Code.

======================================================================
SHAREHOLDERS SHOULD CONSULT THEIR TAX ADVISORS ABOUT THE APPLICATION OF THE PROVISIONS OF FEDERAL, STATE AND LOCAL TAX LAWs TO AN INVESMENT IN THE FUND IN LIGHT OF THEIR PARTICULAR TAX SITUATIONS.
======================================================================



			PERFORMANCE DATA
			================

From time to time, the Fund may quote performance in terms of yield,
actual distributions, total return or   capital appreciation in
reports, sales literature, and advertisements published by the Fund. For periods prior to the Fund's inception on June 25, 2002, the Fund's performance reflects the performance of the Fund's predecessor, a 401(k) plan trust (the "Predecessor Account"). The Predecessor Account began operations on September 26, 2000. The Predecessor Account was not registered as a mutual fund and, therefore, was not subject to certain investment restrictions that are imposed upon mutual funds. If the Predecessor Account had been registered as a mutual fund, the Predecessor Account's performance may have been adversely affected.
The following tables illustrate how the performance of the Fund and the Predecessor Account have varied, assuming that all dividends and capital gain distributions have been reinvested. Past performance (including the performance of the Predecessor Account) does not guarantee future results.

Average Annual Total Return
---------------------------
The Fund may advertise performance in terms of average annual total return for 1-, 5- and 10-year periods, or for such lesser periods that the Fund has been in existence. Average annual total return is computed by finding the average annual compounded rates of return over the periods that would equate the initial amount invested to the ending redeemable value, according to the following formula:

			P (1 + T)^n = ERV

In the above formula, P = a hypothetical initial payment of $1,000
T	=	average annual total return
n	=	number of years
ERV	=	ending redeemable value of the hypothetical $1,000 payment
	made at the beginning of the 1-, 5- or 10-year periods at the end of the year or period

The formula assumes that any charges are deducted from the initial $1,000 payment and assumes that all dividends and distributions by the Fund are reinvested at the price stated in the Prospectus on the reinvestment dates during the period.

After Tax and Cumulative Returns
--------------------------------
Average Annual Total Returns (After Taxes on Distributions). The Fund may also advertise average annual total return (after taxes on distributions) for 1-, 5-, and 10-year periods or for such lesser period as the Fund has been in existence. Average annual total return (after taxes on distributions) is determined by finding the average annual compounded rates of return over the relevant periods that would equate the initial amount invested to the ending value, according to the following formula:


			P(1+T)^n = ATVD
Where:


P	=	a hypothetical initial payment of $1,000.
T	=	average annual total return (after taxes on
	distributions).
n	=	number of years.
ATVD	=	ending value of a hypothetical $1,000 payment made at
	the beginning of the 1-, 5-, or 10-year periods at the end of the 1-, 5-, or 10-year periods (or fractional portion), after taxes on fund distributions but not after taxes on redemption.

The calculation of average annual total return (after taxes on distributions) assumes that any charges are deducted from the initial $1,000 payment and that all distributions by the Fund, less the taxes due on such distributions, are reinvested at the price stated in the prospectus on the reinvestment dates during the period. Taxes due on any distributions by the Fund are calculated by applying the tax rates discussed below to each component of the distributions on the reinvestment date (e.g., ordinary income, short-term capital gain, long-term capital gain). The taxable amount and tax character of each distribution is as specified by the Fund on the dividend declaration date, but may be adjusted to reflect subsequent recharacterizations of distributions. Distributions are adjusted to reflect the federal tax impact the distribution would have on an individual taxpayer on the reinvestment date, e.g. the calculation assumes no taxes are due on the portion of any distribution that would not result in federal income tax on an individual, such as tax-exempt interest or non-taxable returns of capital. The effect of applicable tax credits, such as the foreign tax credit, is taken into account in accordance with federal tax law.

The tax rate used in calculating average annual return (after taxes on distributions) is the highest individual marginal federal income tax rates in effect on the reinvestment date. The rates used correspond to the tax character of each component of the distributions (e.g., ordinary income rate for ordinary income distributions, short-term capital gain rate for short-term capital gain distributions, long-term capital gain rate for long-term capital gain distributions). Note that the required tax rates may vary over the measurement period. The calculation disregards any potential tax liabilities other than federal tax liabilities (e.g., state and local taxes); the effect of phaseouts of certain exemptions, deductions, and credits at various income levels; and the impact of the federal alternative minimum tax.

Average Annual Total Return (After Taxes on Distributions and Redemptions) The Fund may also advertise average annual total return (after taxes on distributions and redemption) for 1-, 5-, and 10-year periods or for such lesser period as the Fund has been in existence. Average annual total return (after taxes on distributions and redemption) is determined by finding the average annual compounded rates of return over the relevant periods that would equate the initial amount invested to the ending value, according to the following formula:


			P(1+T)^n = ATVDR
Where:


P	=	a hypothetical initial payment of $1,000.
T	=	average annual total return (after taxes on
	distributions and redemption).
n	=	number of years.
ATVDR	=	ending value of a hypothetical $1,000 payment made at
	the beginning of the 1-, 5-, or 10-year periods at the end of the 1-, 5-, or 10-year periods (or fractional portion), after taxes on fund distributions and redemption.

The calculation of average annual total return (after taxes on distributions and redemption) assumes that any charges are deducted from the initial $1,000 payment and that all distributions by the Fund, less the taxes due on such distributions, are reinvested at the price stated in the prospectus on the reinvestment dates during the period. Taxes due on any distributions by the Fund are calculated by applying the tax rates discussed below to each component of the distributions on the reinvestment date (e.g., ordinary income, short-term capital gain, long-term capital gain). The taxable amount and tax character of each distribution is as specified by the Fund on the dividend declaration date, but may be adjusted to reflect subsequent recharacterizations of distributions. Distributions are adjusted to reflect the federal tax impact the distribution would have on an individual taxpayer on the reinvestment date, e.g. the calculation assumes no taxes are due on the portion of any distribution that would not result in federal income tax on an individual, such as tax-exempt interest or non-taxable returns of capital. The effect of applicable tax credits, such as the foreign tax credit, is taken into account in accordance with federal tax law.

The tax rate used in calculating average annual return (after taxes on distributions and redemption) is the highest individual marginal federal income tax rates in effect on the reinvestment date. The rates used correspond to the tax character of each component of the distributions (e.g., ordinary income rate for ordinary income distributions, short-term capital gain rate for short-term capital gain distributions, long-term capital gain rate for long-term capital gain distributions). Note that the required tax rates may vary over the measurement period. The calculation disregards any potential tax liabilities other than federal tax liabilities (e.g., state and local taxes); the effect of phaseouts of certain exemptions, deductions, and credits at various income levels; and the impact of the federal alternative minimum tax.

The ending value used in calculating average annual return (after taxes on distributions and redemption) is determined by subtracting capital gains taxes resulting from the redemption and adding the tax benefit from capital losses resulting from the redemption. Capital gain or loss upon redemption is calculated by subtracting the tax basis from the redemption proceeds. The basis of shares acquired through the $1,000 initial investment and each subsequent distribution is included in determining the basis for a reinvested distribution. Tax basis is adjusted for any distributions representing returns of capital and any other tax basis adjustments that would apply to an individual taxpayer, as permitted by applicable federal tax law. The amount and character (e.g., short-term or long-term) of capital gain or loss upon redemption is separately determined for shares acquired through the $1,000 initial investment and each subsequent purchase through reinvested distributions.

The capital gain taxes (or the benefit resulting from tax losses) used in calculating average annual return (after taxes on distribution and redemption) are determined using the highest federal individual capital gains tax rate for gains of the appropriate character in effect on the redemption date and in accordance with federal tax law applicable on the redemption date. The calculation assumes that a shareholder has sufficient capital gains of the same character from other investments to offset any capital losses from the redemption so that the taxpayer may deduct the capital losses in full.

Cumulative Total Return. The Fund may also advertise cumulative total return (the actual change in value of an investment in the Fund assuming reinvestment of dividends and capital gains.

Performance Comparisons
-----------------------
The Fund may compare its performance to the performance of other mutual funds having similar objectives. This comparison must be expressed as a ranking prepared by independent services or publications that monitor the performance of various mutual funds such as Lipper, Inc. ("Lipper") and Morningstar, Inc., ("Morningstar"). Lipper prepares the "Lipper Composite Index," a performance benchmark based upon the average performance of publicly offered stock funds, bond funds, and money market funds as reported by Lipper. Morningstar, a widely used independent research firm, also ranks mutual funds by overall performance, investment objectives and assets. The Fund's performance may also be compared to the performance of various unmanaged indices such as the Russell 2000 Value Index, Russell 3000 Index, Wilshire 5000 Equity Index, Russell 3000 Growth Index, Russell 1000 Growth Index, Standard & Poor's 500 Composite Stock Price Index, the Standard & Poor's 400 Composite Stock Price Index or the Dow Jones Industrial Average.

Massachusetts Business Trust
----------------------------
The Fund is series of a "Massachusetts business trust." A copy of the Declaration of Trust for the Trust is on file in the office of the Secretary of The Commonwealth of Massachusetts. The Declaration of

Trust and the By-Laws of the Trust are designed to make the Trust similar in most respects to a Massachusetts business corporation. The principal distinction between the two forms concerns shareholder liability and are described below.

Under Massachusetts law, shareholders of such a trust may, under certain circumstances, be held personally liable as partners for the obligations of the trust. This is not the case for a Massachusetts business corporation. However, the Declaration of Trust of the Trust provides that the shareholders shall not be subject to any personal liability for the acts or obligations of the Fund and that every written agreement, obligation, instrument or undertaking made on behalf of the Fund shall contain a provision to the effect that the shareholders are not personally liable thereunder.

No personal liability will attach to the shareholders under any undertaking containing such provision when adequate notice of such provision is given, except possibly in a few jurisdictions. With respect to all types of claims in the latter jurisdictions, (i) tort claims, (ii) contract claims where the provision referred to is omitted from the undertaking, (iii) claims for taxes, and (iv) certain statutory liabilities in other jurisdictions, a shareholder may be held personally liable to the extent that claims are not satisfied by the Fund. However, upon payment of such liability, the shareholder will be entitled to reimbursement from the general assets of the Fund. The Trustees of the Trust intend to conduct the operations of the Trust in a way as to avoid, as far as possible, ultimate liability of the shareholders of the Fund.

The Declaration of Trust further provides that the name of the Trust refers to the Trustees collectively as Trustees, not as individuals or personally, that no Trustee, officer, employee or agent of the Fund or to a shareholder, and that no Trustee, officer, employee or agent is liable to any third persons in connection with the affairs of the Fund, except if the liability arises from his or its own bad faith, willful misfeasance, gross negligence or reckless disregard of his or its duties to such third persons. It also provides that all third persons shall look solely to the property of the Fund for any satisfaction of claims arising in connection with the affairs of the Fund. With the exceptions stated, the Trust's Declaration of Trust provides that a Trustee, officer, employee or agent is entitled to be indemnified against all liability in connection with the affairs of the Fund.
The Trust shall continue without limitation of time subject to the provisions in the Declaration of Trust concerning termination by action of the shareholders or by action of the Trustees upon notice to the shareholders.

Description of Shares
---------------------
The Trust is an open-end management investment company organized as a Massachusetts business trust in which the Fund represents separate series of shares of beneficial interest. See "Massachusetts Business Trust" above. The Trustees may classify or reclassify any series of the Trust into one or more classes.

The Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares ($0.001 par value) of one or more series and to divide or combine the shares of any series, if applicable, without changing the proportionate beneficial interest of each shareholder in the Fund or assets of another series, if applicable. Each share of the Fund represents an equal proportional interest in the Fund with each other share. Upon liquidation of the Fund, shareholders are entitled to share pro rata in the net assets of the Fund available for distribution to such shareholders. See "Massachusetts Business Trust" above. Shares of the Fund have no preemptive or conversion rights and are fully paid and non-assessable. The rights of redemption and exchange are described in the Prospectus and in this Statement of Additional Information.

The shareholders of the Trust are entitled to one vote for each dollar of net asset value (or a proportionate fractional vote in respect of a fractional dollar amount), on matters on which shares of the Fund shall be entitled to vote. Subject to the 1940 Act, the Trustees themselves have the power to alter the number and the terms of office of the Trustees, to lengthen their own terms, or to make their terms of unlimited duration subject to certain removal procedures, and appoint their own successors, provided however, that immediately after such appointment the requisite majority of the Trustees have been elected by the shareholders of the Trust. The voting rights of shareholders are not cumulative so that holders of more than 50% of the shares voting can, if they choose, elect all Trustees being selected while the shareholders of the remaining shares would be unable to elect any Trustees. It is the intention of the Trust not to hold meetings of shareholders annually. The Trustees may call meetings of shareholders for action by shareholder vote as may be required by either the 1940 Act or by the Declaration of Trust of the Trust.

Shareholders of the Trust have the right, upon the declaration in writing or vote of more than two-thirds of its outstanding shares, to remove a Trustee from office. The Trustees will call a meeting of shareholders to vote on removal of a Trustee upon the written request of the record holders of 10% of the shares of the Trust. In addition, whenever ten or more shareholders of record who have been shareholders of record for at least six months prior to the date of the application, and who hold in the aggregate either shares of the Fund having a net asset value of at least $25,000 or at least 1% of the Trust's outstanding shares, whichever is less, shall apply to the Trustees in writing, stating that they wish to communicate with other shareholders with a view to obtaining signatures to request a meeting for the purpose of voting upon the question of removal of any of the Trustees and accompanies by a form of communication and request which they wish to transmit, the Trustees shall within five business days after receipt of such application either: (1) afford to such applicants access to a list of the names and addresses of all shareholders as recorded on the books of the Trust; or (2) inform such applicants as to the approximate number of shareholders of record, and the approximate cost of mailing to them the proposed shareholder communication and form of request. If the Trustees elect to follow the latter, the Trustees, upon the written request of such applicants accompanied by a tender of the material to be mailed and the reasonable expenses of mailing, shall, with reasonable promptness, mail such material to all shareholders of record at their addresses as recorded on the books, unless within five business days after such tender the Trustees shall mail to such applicants and file with the SEC, together with a copy of the material to be mailed, a written statement signed by at least a majority of the Trustees to the effect that in their opinion either such material contains untrue statements of fact or omits to state facts necessary to make the statements contained therein not misleading, or would be in violation of applicable law, and specifying the basis of such opinion. After opportunity for hearing upon the objections specified in the written statements filed, the SEC may, and if demanded by the Trustees or by such applicants shall, enter an order either sustaining one or more objections or refusing to sustain any of such objections, or if, after the entry of an order sustaining one or more objections, the SEC shall find, after notice and opportunity for a hearing, that all objections so sustained have been met, and shall enter an order so declaring, the Trustees shall mail copies of such material to all shareholders with reasonable promptness after the entry of such order and the renewal of such tender.

The Trustees have authorized the issuance and sale to the public of shares of several series of the Trust. The Trustees may authorize the issuance of additional series of the Trust. The proceeds from the issuance of any additional series would be invested in separate, independently managed portfolios with distinct investment objectives, policies and restrictions, and share purchase, redemption and net asset value procedures. All consideration received by the Trust for shares of any additional series, and all assets in which such consideration is invested, would belong to that series, subject only to the rights of creditors of the Trust and would be subject to the liabilities related thereto. Shareholders of the additional series will approve the adoption of any management contract, distribution agreement and any changes in the investment policies of the Fund, to the extent required by the 1940 Act.

Additional Information
----------------------
This Statement of Additional Information and the Prospectus do not contain all of the information included in the Trust's Registration Statement filed with the SEC under the 1933 Act. Pursuant to the rules and regulations of the SEC, certain portions have been omitted. The Registration Statements, including the Exhibits filed therewith, may be examined at the office of the SEC in Washington DC.

Statements contained in the Statement of Additional Information and the Prospectus concerning the contents or any contract or other document are not necessarily complete, and in each instance, reference is made to the copy of such contract or other document filed as an Exhibit to the applicable Registration Statement. Each such statement is qualified in all respects by such reference.

No dealer, salesman or any other person has been authorized to give any information or to make any representations, other than those contained in the Prospectus or this Statement of Additional Information, in connection with the offer of shares of the Fund and, if given or made, such other representations or information must not be relied upon as having been authorized by the Trust, the Fund or the Distributor. The Prospectus and this Statement of Additional Information do not constitute an offer to sell or solicit an offer to buy any of the securities offered thereby in any jurisdiction to any person to whom it is unlawful for the Fund or the Distributor to make such offer in such jurisdictions.

			FINANCIAL STATEMENTS
			====================

The Fund's audited Financial Statements for the fiscal year ended May 31, 2004 and the related Notes to the Financial Statements for the Fund, as well as the Report of Independent Registered Public Accounting Firm by PricewaterhouseCoopers LLP, are incorporated by reference into this Statement of Additional Information from the Fund's Annual Report for the fiscal year ended May 31, 2004, filed with the Securities and Exchange Commission. The Fund's Annual Report is available without charge by calling Managers AMG Funds at (800) 835-3879 or by visiting our website at www.managersamg.com or on the SEC's website at www.sec.gov.

					Date of Annual Report; Date
					of Filing of Annual
Fund					Report; Accession Number
----					------------------------
Burridge Small Cap Growth Fund		5/31/04; 8/05/04;
					0001089951-04-000044

Appendix A
==========


		       =======================
			The Burridge Group LLC
		       Proxy Voting Guidelines
		       =======================

Introduction
============

The Burridge Group LLC (the "Firm") has contracted Institutional Shareholder Services ("ISS"), an outsourcing company, to handle administration and voting of client proxies. Additionally, ISS provides research on proxy proposals and vote recommendations based on written guidelines, which are reviewed and approved annually by the Firm"s Proxy Voting Committee. A summary of ISS's proxy voting guidelines is attached as Exhibit A. The Proxy Voting Committee (the "Committee") is made up of the Firm"s Portfolio Managers, CEO and Compliance Officer.

The Firm, as a general matter, accepts vote recommendations from ISS, though the Firm retains the right to determine the vote on a particular proxy issue. Accordingly, there may be instances, including those in which ISS recommends a vote in line with management, in which the Compliance Officer will arrange a Committee meeting to discuss a particular proxy issue. In those instances, the Committee may decide to vote contrary to ISS's recommendation if it is determined to be in the best interests of the clients. As a matter of course, members of the Committee will also review issues for which ISS does not provide a recommendation.

In cases in which it is determined that the Firm has a material conflict of interest that could influence how proxies are voted, such conflicts may be resolved by using the recommendation of ISS if it is determined to be in the best interests of the client. Alternatively, the Firm, when appropriate, may decide to disclose the conflict to the affected clients and give the clients the opportunity to vote their proxies themselves, or the Committee may review the issue and determine a vote. In any of these material conflict of interest situations, the Committee will review the issue and determine a resolution.

Additionally, there may be cases where the Firm deems that the cost benefit analysis of voting proxies received for client accounts may lead to the Firm declining to vote. Such instances may include:

*	Voting for foreign securities in countries which require
	"shareblocking."
*	Completing ballots for companies held in the client account as of the
	record date, but which are no longer owned at the time that a vote would be cast.

						Exhibit A
						---------


		==================================
		Institutional Shareholder Services

			Proxy Voting
			 Guidelines
			  Summary
	 	==================================




The following is a concise summary of ISS's proxy voting policy guidelines.

1.  Auditors

Vote FOR proposals to ratify auditors, unless any of the following apply:

* An auditor has a financial interest in or association with the company, and is therefore not independent

*    Fees for non-audit services are excessive, or

* There is reason to believe that the independent auditor has rendered an opinion which is neither accurate nor indicative of the company's financial position.

2.  Board of Directors

Voting on Director Nominees in Uncontested Elections

Votes on director nominees should be made on a CASE-BY-
CASE basis, examining the following factors:
independence of the board and key board committees, attendance at board meetings, corporate governance provisions and takeover activity, long-term company performance, responsiveness to shareholder proposals, any egregious board actions, and any excessive non-audit fees or other potential auditor conflicts.

Classification/Declassification of the Board

Vote AGAINST proposals to classify the board.

Vote FOR proposals to repeal classified boards and to elect all directors annually.

Independent Chairman (Separate Chairman/CEO)

Vote on a CASE-BY-CASE basis shareholder proposals requiring that the positions of chairman and CEO be held separately. Because some companies have governance structures in place that counterbalance a combined position, certain factors should be taken into account in determining whether the proposal warrants support.
These factors include the presence of a lead director, board and committee independence, governance guidelines, company performance, and annual review by outside directors of CEO pay.

Majority of Independent Directors/Establishment of
Committees

Vote FOR shareholder proposals asking that a majority or more of directors be independent unless the board composition already meets the proposed threshold by ISS's definition of independence.

Vote FOR shareholder proposals asking that board audit, compensation, and/or nominating committees be composed exclusively of independent directors if they currently do not meet that standard.

3.  Shareholder Rights

Shareholder Ability to Act by Written Consent

Vote AGAINST proposals to restrict or prohibit shareholder ability to take action by written consent.
Vote FOR proposals to allow or make easier shareholder action by written consent.

Shareholder Ability to Call Special Meetings

Vote AGAINST proposals to restrict or prohibit shareholder ability to call special meetings.
Vote FOR proposals that remove restrictions on the right of shareholders to act independently of management.

Supermajority Vote Requirements

Vote AGAINST proposals to require a supermajority shareholder vote.
Vote FOR proposals to lower supermajority vote requirements.

Cumulative Voting

Vote AGAINST proposals to eliminate cumulative voting.
Vote proposals to restore or permit cumulative voting on a CASE-BY-CASE basis relative to the company's other governance provisions.

Confidential Voting

Vote FOR shareholder proposals requesting that corporations adopt confidential voting, use independent vote tabulators and use independent inspectors of election, as long as the proposal includes a provision for proxy contests as follows: In the case of a contested election, management should be permitted to request that the dissident group honor its confidential voting policy. If the dissidents agree, the policy remains in place. If the dissidents will not agree, the confidential voting policy is waived. Vote FOR management proposals to adopt confidential voting.

4.  Proxy Contests

Voting for Director Nominees in Contested Elections

Votes in a contested election of directors must be evaluated on a CASE- BY-CASE basis, considering the factors that include the long-term financial performance, management's track record, qualifications of director nominees (both slates), and an evaluation of what each side is offering shareholders.

Reimbursing Proxy Solicitation Expenses

Vote CASE-BY-CASE. Where ISS recommends in favor of the dissidents, we also recommend voting for reimbursing proxy solicitation expenses.

5.  Poison Pills

Vote FOR shareholder proposals that ask a company to submit its poison pill for shareholder ratification.
Review on a CASE-BY-CASE basis shareholder proposals to redeem a company's poison pill and management proposals to ratify a poison pill.

6.  Mergers and Corporate Restructurings

Vote CASE-BY-CASE on mergers and corporate restructurings based on such features as the fairness opinion, pricing, strategic rationale, and the negotiating process.

7.  Reincorporation Proposals

Proposals to change a company's state of incorporation should be evaluated on a CASE-BY-CASE basis, giving consideration to both financial and corporate governance concerns, including the reasons for reincorporating, a comparison of the governance provisions, and a comparison of the jurisdictional laws.

Vote FOR reincorporation when the economic factors outweigh any neutral or negative governance changes.

8.  Capital Structure

Common Stock Authorization

Votes on proposals to increase the number of shares of common stock authorized for issuance are determined on a CASE-BY-CASE basis using a model developed by ISS.

Vote AGAINST proposals at companies with dual-class capital structures to increase the number of authorized shares of the class of stock that has superior voting rights.

Vote FOR proposals to approve increases beyond the allowable increase when a company's shares are in danger of being delisted or if a company's ability to continue to operate as a going concern is uncertain.

Dual-class Stock

Vote AGAINST proposals to create a new class of common stock with superior voting rights.

Vote FOR proposals to create a new class of nonvoting or subvoting common stock if:

* It is intended for financing purposes with minimal or no dilution to current shareholders

* It is not designed to preserve the voting power of an insider or significant shareholder

9.  Executive and Director Compensation

Votes with respect to compensation plans should be determined on a CASE-BY-CASE basis. Our methodology for reviewing compensation plans primarily focuses on the transfer of shareholder wealth (the dollar cost of pay plans to shareholders instead of simply focusing on voting power dilution). Using the expanded compensation data disclosed under the SEC's rules, ISS will value every award type. ISS will include in its analyses an estimated dollar cost for the proposed plan and all continuing plans. This cost, dilution to shareholders' equity, will also be expressed as a percentage figure for the transfer of shareholder wealth, and will be considered long with dilution to voting power. Once ISS determines the estimated cost of the plan, we compare it to a company-specific dilution cap.

Vote AGAINST equity plans that explicitly permit repricing or where the company has a history of repricing without shareholder approval.

Management Proposals Seeking Approval to Reprice
Options

Votes on management proposals seeking approval to reprice options are evaluated on a CASE-BY-CASE basis giving consideration to the following:

* Historic trading patterns
* Rationale for the repricing
* Value-for-value exchange
* Option vesting
* Term of the option
* Exercise price
* Participation

Employee Stock Purchase Plans

Votes on employee stock purchase plans should be determined on a CASE-BY-CASE basis.
Vote FOR employee stock purchase plans where all of the following apply:
* Purchase price is at least 85 percent of fair market value
* Offering period is 27 months or less, and
* Potential voting power dilution (VPD) is ten percent or less.
Vote AGAINST employee stock purchase plans where any of the opposite conditions obtain.

Shareholder Proposals on Compensation

Vote on a CASE-BY-CASE basis for all other shareholder proposals regarding executive and director pay, taking into account company performance, pay level versus peers, pay level versus industry, and long term corporate outlook.

10.  Social and Environmental Issues

These issues cover a wide range of topics, including consumer and public safety, environment and energy, general corporate issues, labor standards and human rights, military business, and workplace diversity.

       In general, vote CASE-BY-CASE. While a wide variety of factors goes into each analysis, the overall principal guiding all vote recommendations focuses on how the proposal will enhance the economic value of the company.

				PART C
 				======

		To the Registration Statement of
		Managers AMG Funds (the "Trust")
		================================

Item 23.	Exhibits.
--------	---------





Exhibit No.	Description
----------	-----------

a.1		Master Trust Agreement dated June 18, 1999.  (i)

a.2		Amendment No. 1 to Master Trust Agreement changing the name
		of the "Essex Growth Fund" to "Essex Aggressive Growth
		Fund."  (ii)

a.3		Amendment No. 2 to Master Trust Agreement changing the name
		of the Trust to "Managers AMG Funds."  (ii)

a.4		Amendment No. 3 to Master Trust Agreement establishing a
		new series of shares of beneficial interest of the Trust
		designated as the "Frontier Growth Fund."  (iv)

a.5		Amendment No. 4 to Master Trust Agreement establishing a
		new series of shares of beneficial interest of the Trust
		designated as the "First Quadrant Tax-Managed Equity Fund."
		(iv)

a.6		Amendment No. 5 to Master Trust Agreement establishing a
		new series of shares of beneficial interest of the Trust
		designated as the "Frontier Small Company Value Fund."  (v)

a.7		Amendment No. 6 to Master Trust Agreement establishing two
		new series of shares of beneficial interest of the Trust
		designated as the "Rorer Large-Cap Fund" and the "Rorer
		Mid-Cap Fund."  (vi)

a.8		Amendment No. 7 to Master Trust Agreement establishing
		Investor and Institutional Classes of shares of the Essex
		Aggressive Growth Fund and Investor and Institutional
		Classes of shares of the Systematic Value Fund.  (ix)

a.9		Amendment No. 8 to Master Trust Agreement establishing a
		new series of shares of beneficial interest of the Trust
		designated as the "Burridge Small Cap Growth Fund."  (xi)

a.10		Amendment No. 9 to Master Trust Agreement establishing a
		new series of shares of beneficial interest of the Trust
		designated as "Essex Large Cap Growth Fund."  (xii)

b.		By-Laws of the Trust dated June 18, 1999.  (i)




c.		Sections 4.2(d), 4.2(e), 4.2(f), 4.2(i), 4.2(j), 4.2(k),
		4.2(m), 4.6, 6.3, 6.5, 6.6, 7.1, 7.2 and 7.3 and Article V
		of the Master Trust Agreement are included in Exhibit a.
		(i)

d.1		Investment Management Agreement between the Registrant and
		The Managers Funds LLC, dated as of October 19, 1999.  (ii)

d.2		Sub-Advisory Agreement between The Managers Funds LLC and
		Essex Investment Management Company, LLC with respect to
		the Essex Aggressive Growth Fund, dated as of October 19,
		1999.  (ii)

d.3		Form of Letter Agreement to Investment Management Agreement
		between the Registrant and The Managers Funds LLC with
		respect to the Rorer Large-Cap Fund.  (vi)

d.4		Form of Letter Agreement to Investment Management Agreement
		between the Registrant and The Managers Funds LLC with
		respect to the Rorer Mid-Cap Fund.  (vi)

d.5		Form of Sub-Advisory Agreement between The Managers Funds
		LLC and Rorer Asset Management, LLC with respect to the
		Rorer Large-Cap Fund and the Rorer Mid-Cap Fund, dated
		December 5, 2001.  (vi)

d.6		Form of Letter Agreement to Investment Management Agreement
		between the Registrant and The Managers Funds LLC with
		respect to the Systematic Value Fund.  (ix)

d.7		Form of Sub-Advisory Agreement between The Managers Funds
		LLC and Systematic Financial Management, L.P. with respect
		to the Systematic Value Fund.  (ix)

d.8		Form of Letter Agreement to the Investment Management
		Agreement between the Registrant and The Managers Funds LLC
		with respect to the Burridge Small Cap Growth Fund.  (xi)

d.9		Form of Sub-Advisory Agreement between The Managers Funds,
		LLC and The Burridge Group LLC with respect to the Burridge
		Small Cap Growth Fund.  (xi)

d.10		Form of Letter Agreement to the Investment Management
		Agreement between the Registrant and The Managers Funds LLC
		with respect to Essex Large Cap Growth Fund.  (xiii)

d.11		Form of Sub-Advisory Agreement between The Managers Funds,
		LLC and Essex Investment Management Company, LLC with
		respect to Essex Large Cap Growth Fund.  (xiii)


					2



e.1		Distribution Agreement between the Registrant and Managers
		Distributors, Inc., dated April 1, 2001.  (viii)

e.2		Intentionally omitted.

e.3		Intentionally omitted.

e.4		Form of Letter Agreement to the Distribution Agreement
		between the Registrant and Managers Distributors, Inc. with
		respect to the Rorer Large-Cap Fund and the Rorer Mid-Cap
		Fund.  (vi)

e.5		Form of Letter Agreement to the Distribution Agreement
		between the Registrant and Managers Distributors, Inc.
		relating to Essex Aggressive Growth Fund and Systematic
		Value Fund.  (ix)

e.6		Form of Letter Agreement to the Distribution Agreement
		between the Registrant and Managers Distributors, Inc.
		relating to the Burridge Small Cap Growth Fund.  (xi)
e.7		Form of Letter Agreement to the Distribution Agreement
		between the Registrant and Managers Distributors, Inc.
		relating to Essex Large Cap Growth Fund.  (xiii)

f.		Not applicable.

g.		Custodian Agreement between the Registrant and The Bank of
		New York.  (xii)

h.		Form of Transfer Agency Agreement between the Registrant
		and Boston Financial Data Services, Inc.  (ii)

i.1		Opinion and Consent of Goodwin Procter LLP with respect to
		the Investor and Institutional Class shares of the Essex
		Aggressive Growth Fund.  (x)

i.2		Opinion and Consent of Goodwin Procter LLP with respect to
		the Rorer Large-Cap Fund and the Rorer Mid-Cap Fund.  (vi)

i.3		Opinion and Consent of Goodwin Procter LLP with respect to
		the Systematic Value Fund.  (ix)

i.4		Opinion and Consent of Goodwin Procter LLP with respect to
		the Burridge Small Cap Growth Fund.  (xi)

i.5		Opinion and Consent of Goodwin Procter LLP with respect to
		Essex Large Cap Growth Fund.  (xiii)

j.		Consent of PricewaterhouseCoopers LLP with respect to
		Burridge Small Cap Growth Fund.  (filed herewith)


					3



k.		Not Applicable.

l.1		Power of Attorney for the Trustees of the Registrant dated
		March 14, 2003.  (xiii)

l.2		Power of Attorney for the Officers of the Registrant dated
		March 14, 2003.  (xiii)

l.3		Power of Attorney for the Trustees of the Registrant dated
		September 10, 2004. (filed herewith)


m.1		Plan of Distribution Pursuant to Rule 12b-1, dated as of
		October 15, 1999.  (ii)

m.2		Addendum to Plan of Distribution Pursuant to Rule 12b-1
		with respect to the Rorer Large-Cap Fund and the Rorer Mid-
		Cap Fund.  (vi)

n.		Multiple Class Expense Allocation Plan adopted pursuant to
		Rule 18f-3.  (viii)

n.1		Revised Schedule A to Multiple Class Expense Allocation
		Plan adopted pursuant to Rule 18f-3.  (ix)

o.		Not applicable.

p.1		Code of Ethics of the Trust.  (iii)

p.2		Code of Ethics of The Managers Funds LLC and Managers
		Distributors, Inc. (vii)

p.3		Code of Ethics of Essex Investment Management Company, LLC.(iv)
p.4		Code of Ethics of Rorer Asset Management, LLC.  (xiv)

p.5		Code of Ethics of Systematic Financial Management, L.P.(ix)
p.6		Code of Ethics of The Burridge Group LLC.  (xi)


(i)		Filed as an exhibit to the Registrant's Registration
		Statement on Form N-1A, Registration No. 333-84639 (filed
		August 6, 1999), under the same exhibit number.

(ii)		Filed as an exhibit to Pre-Effective Amendment No. 2 to the
		Registrant's Registration Statement on Form N-1A,
		Registration No. 333-84639 (filed October 21, 1999), under
		the same exhibit number.

(iii)		Filed as an exhibit to Post-Effective Amendment No. 4 to
		the Registrant's Registration Statement on Form N-1A,
		Registration No. 333-84639 (filed September 15, 2000),
		under the same exhibit number.


					4




(iv)		Filed as an exhibit to Post-Effective Amendment No. 5 to
		the Registrant's Registration Statement on Form N-1A,
		Registration No. 333-84639 (filed November 14, 2000), under
		the same exhibit number.

(v)		Filed as an exhibit to Post-Effective Amendment No. 8 to
		the Registrant's Registration Statement on Form N-1A,
		Registration No. 333-84639 (filed February 20, 2001), under
		the same exhibit number.

(vi)		Filed as an exhibit to Post-Effective Amendment No. 10 to
		the Registrant's Registration Statement on Form N-1A,
		Registration No. 333-84639 (filed October 5, 2001), under
		the same exhibit number.

(vii)		Filed as an exhibit to Post-Effective Amendment No. 11 to
		the Registrant's Registration Statement on Form N-1A,
		Registration No. 333-84639 (filed December 19, 2001), under
		the same exhibit number.

(viii)		Filed as an exhibit to Post-Effective Amendment No. 12 to
		the Registrant's Registration Statement on Form N-1A,
		Registration No. 333-84639 (filed December 31, 2001), under
		the same exhibit number.

(ix)		Filed as an exhibit to Post-Effective Amendment No. 13 to
		the Registrant's Registration Statement on Form N-1A,
		Registration No. 333-84639 (filed January 17, 2002), under
		the same exhibit number.

(x)		Filed as an exhibit to Post-Effective Amendment No. 14 to
		the Registrant's Registration Statement on Form N-1A,
		Registration No. 333-84639 (filed January 30, 2002), under
		the same exhibit number.

(xi)		Filed as an exhibit to Post-Effective Amendment No. 17 to
		the Registrant's Registration Statement on Form N-1A,
		Registration No. 333-84639 (filed April 11, 2002), under
		the same exhibit number.

(xii)		Filed as an exhibit to Post-Effective Amendment No. 19 to
		the Registrant's Registration Statement on Form N-1A,
		Registration No. 333-84639 (filed January 31, 2003), under
		the same exhibit number.

(xiii)		Filed as an exhibit to Post-Effective Amendment No. 22 to
		the Registrant's Registration Statement on Form N-1A,
		Registration No. 333-84639 (filed April 29, 2003), under
		the same exhibit number.

(xiv)		Filed as an exhibit to Post-Effective Amendment No. 25 to
		the Registrant's Registration Statement on Form N-1A,
		Registration No. 333-84639 (filed March 1, 2004), under the
		same exhibit number.



Item 24.	Persons Controlled by or Under Common Control with
		Registrant.
--------	--------------------------------------------------
		None.


Item 25.	Indemnification.
--------	----------------

       		Under Article VI of the Registrant's Master Trust Agreement, any present or former Trustee, Officer, agent or employee or person serving in such capacity with another entity at the request of the Registrant ("Covered Person") shall be indemnified against all liabilities, including but not limited to amounts paid in satisfaction of judgments, in compromises or as fines or penalties and expenses, including reasonable legal and accounting fees, in connection with the defense or disposition of any proceeding by or in the name of the Registrant or any shareholder in his capacity as such if: (i) a favorable final decision on the merits is made by a court or administrative body; or (ii) a reasonable determination is made by a vote of the majority of a quorum of disinterested Trustees or by independent legal counsel that the Covered Person was not liable by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in his office ("Disabling Conduct"); or (iii) a determination is made to indemnify the Covered Person under procedures approved by the Board of Trustees which in the opinion of independent legal counsel are not inconsistent with the Investment Company Act of 1940, as amended (the "1940 Act"). Said Article VI further provides that the Registrant shall indemnify any Covered Person against any such liabilities and expenses incurred in connection with the defense or disposition of any other type of proceeding except with respect to any matter as to which the Covered Person shall have engaged in Disabling Conduct or shall have been finally adjudicated not to have acted in good faith and in the reasonable belief that such Covered Person's action was in or not opposed to the best interests of the Registrant.


Item 26.	Business and Other Connections of Investment Adviser.
--------	-----------------------------------------------------
       		The Managers Funds LLC, a registered investment adviser, is a subsidiary of Affiliated Managers Group, Inc. ("AMG") and AMG serves as its Managing Member. The Managers Funds LLC serves as an investment adviser to investment companies registered under the 1940 Act. The business and other connections of the officers and directors of The Managers Funds LLC, are listed in Schedules
	A and D of its Form ADV as currently on file with the Commission, the text of which Schedules are hereby incorporated herein by reference. The file number of said Form ADV is 801-56365.

       Essex Investment Management Company, LLC ("Essex") serves as subadvisor to the Essex Aggressive Growth Fund. AMG owns a majority interest in Essex. Essex is the successor firm to Essex Investment Management Company, Inc., which was formed in 1976. The business and other connections of the officers and directors of Essex are listed in Schedules A and D of its Form ADV as currently on file with the Commission, the text of which Schedules are hereby incorporated herein by reference. The file number of said Form ADV is 801-12548.

       Rorer Asset Management, LLC ("Rorer") serves as subadvisor to the Rorer Large-Cap Fund and to the Rorer Mid-Cap Fund. AMG owns a majority interest in Rorer. Rorer is the successor firm to Rorer Asset Management Company, L.P., which was formed in 1978. The business and other connections of the officers and directors of Frontier are listed in Schedules A and D of its Form ADV as currently on file with the Commission, the text of which Schedules are hereby incorporated herein by reference. The file number of said Form ADV is 801-56110.

       Systematic Financial Management, L.P. ("Systematic") serves as subadvisor to the Systematic Value Fund. AMG owns a majority interest in Systematic. Systematic was formed in 1983. The business and other connections of the officers and directors of Systematic are listed in Schedules A and D of its Form ADV as currently on file with the Commission, the text of which Schedules are hereby incorporated herein by reference. The file number of said Form ADV is 801-48908.

       The Burridge Group LLC ("Burridge") serves as subadvisor to the Burridge Small Cap Growth Fund. AMG owns a majority interest in Burridge. Burridge was formed in 1986. The business and other connections of the officers and directors of Burridge are listed in Schedules A and D of its Form ADV as currently on file with the Commission, the text of which Schedules are hereby incorporated herein by reference. The file number of said Form ADV is 801-53275.

Item 27.	Principal Underwriters.
--------	-----------------------
	(a)	Managers Distributors, Inc. acts as principal
		underwriter for the Registrant.  Managers
		Distributors, Inc. also acts as principal underwriter for The Managers Funds, Managers
		Trust I and Managers Trust II.

	(b)	The following information relates to the directors,
		officers and partners of Managers Distributors, Inc.:


	Name and Principal	Positions and Offices	Positions and
	Business Address	with Underwriter	Offices with Fund
	-------------------	--------------------- 	----------------

	Nathaniel Dalton		Director	   None
	c/o Affiliated Managers
  	Group, Inc.
	600 Hale Street
	Prides Crossings, MA 01965

	Daniel J. Shea			Director	   None
	c/o Affiliated Managers
 	 Group, Inc.
	600 Hale Street
	Prides Crossings, MA 01965

	John Kingston, III		Director	   Secretary
	c/o Affiliated Managers	     and Secretary
 	 Group, Inc.
	600 Hale Street
	Prides Crossings, MA 01965


					7



	Peter M. Lebovitz		President	President
	c/o The Managers Funds LLC
	800 Connecticut Avenue
	Norwalk, Connecticut 06854

	Donald S. Rumery		Treasurer	Treasurer
	c/o The Managers Funds LLC		        and Principal
	800 Connecticut Avenue				Accounting
	Norwalk, Connecticut 06854			Officer





(c)			Not applicable.


Item 28.	Location of Accounts and Records.
--------	---------------------------------
       		The accounts and records of the Registrant are maintained at the offices of the Registrant at 800 Connecticut Avenue, Norwalk, Connecticut 06854 and at the offices of the Custodian, The Bank of New York, 100 Church Street, New York, New York 10286 and at the offices of the Transfer Agent, Boston Financial Data Services, Inc. 1776 Heritage Drive, North Quincy, Massachusetts 01171.


Item 29.	Management Services.
--------	--------------------
      	 	There are no management-related service contracts other than the Investment Management Agreement relating to management services described in Parts A and B.


Item 30.	Undertakings.
--------	------------
      		 Not applicable.

Exhibit j
---------


      CONSENT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
      --------------------------------------------------------

We hereby consent to the incorporation by reference in this Registration Statement on Form N-1A of our report dated July 19, 2004, relating to the financial statements and financial highlights which appear in the May 31, 2004 Annual Report to Shareholders of Burridge Small Cap Growth Fund, which are also incorporated by reference into the Registration Statement. We also consent to the references to us under the headings "Financial Highlights", "Independent Registered Public Accounting Firm" and "Financial Statements" in such Registration Statement.





PricewaterhouseCoopers LLP

Boston, Massachusetts
October 1, 2004

Exhibit l.3






			POWER OF ATTORNEY
			=================


	KNOW ALL MEN BY THESE PRESENTS, that John Kingston, III whose signature appears below hereby nominates, constitutes and appoints Peter M. Lebovitz and Donald S. Rumery (with full power to each of them to act alone) his true and lawful attorney-in-fact and agent, for him and on his behalf and in his place and stead in any and all capacities, to make, execute and sign all amendments and supplements to the Registration Statement under the Securities Act of 1933 and the Investment Company Act of 1940 of Managers AMG Funds (the "Fund"), and to file the same with the Securities and Exchange Commission, and any other regulatory authority having jurisdiction over the offer and sale of shares of common stock of the Fund, and any and all exhibits and other documents requisite in connection therewith, granting unto said attorneys and each of them, full power and authority to perform each and every act and thing requisite and necessary to be done in and about the premises as fully to all intents and purposes as the undersigned himself might or could do.

	IN WITNESS WHEREOF, the undersigned has hereunto set his hand this 10th day of September, 2004.



	Signature			Title
	---------			-----

/s/ John Kingston, III		Management Trustee
----------------------
John Kingston, III

			POWER OF ATTORNEY
			=================


	KNOW ALL MEN BY THESE PRESENTS, that Steven J. Paggioli whose signature appears below hereby nominates, constitutes and appoints Peter M. Lebovitz and Donald S. Rumery (with full power to each of them to act alone) his true and lawful attorney-in-fact and agent, for him and on his behalf and in his place and stead in any and all capacities, to make, execute and sign all amendments and supplements to the Registration Statement under the Securities Act of 1933 and the Investment Company Act of 1940 of Managers AMG Funds (the "Fund"), and to file the same with the Securities and Exchange Commission, and any other regulatory authority having jurisdiction over the offer and sale of shares of common stock of the Fund, and any and all exhibits and other documents requisite in connection therewith, granting unto said attorneys and each of them, full power and authority to perform each and every act and thing requisite and necessary to be done in and about the premises as fully to all intents and purposes as the undersigned himself might or could do.

	IN WITNESS WHEREOF, the undersigned has hereunto set his hand this 10th day of September, 2004.



	Signature			Title
	---------			-----

/s/ Steven J. Paggioli		       Trustee
----------------------
Steven J. Paggioli

			POWER OF ATTORNEY
			=================


	KNOW ALL MEN BY THESE PRESENTS, that Thomas R. Schneeweis whose signature appears below hereby nominates, constitutes and appoints Peter M. Lebovitz and Donald S. Rumery (with full power to each of them to act alone) his true and lawful attorney-in-fact and agent, for him and on his behalf and in his place and stead in any and all capacities, to make, execute and sign all amendments and supplements to the Registration Statement under the Securities Act of 1933 and the Investment Company Act of 1940 of Managers AMG Funds (the "Fund"), and to file the same with the Securities and Exchange Commission, and any other regulatory authority having jurisdiction over the offer and sale of shares of common stock of the Fund, and any and all exhibits and other documents requisite in connection therewith, granting unto said attorneys and each of them, full power and authority to perform each and every act and thing requisite and necessary to be done in and about the premises as fully to all intents and purposes as the undersigned himself might or could do.

	IN WITNESS WHEREOF, the undersigned has hereunto set his hand this 10th day of September, 2004.



	Signature			Title
	---------			-----

/s/ Thomas R. Schneeweis	       Trustee
------------------------
Thomas R. Schneeweis

					SIGNATURES
					==========

Pursuant to the requirements of the Securities Act of 1933, as amended (the "Securities Act"), and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement under Rule 485(b) of the Securities Act and has duly caused this Amendment to the Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Norwalk and State of Connecticut, on the 1st day of October, 2004.


						MANAGERS AMG FUNDS

						BY:  /s/ Donald S. Rumery
 						Donald S. Rumery
 						Treasurer

Pursuant to the requirements of the Securities Act, this Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.






Signature			Title				Date
---------			-----				----


	*
--------------------
Jack W. Aber			Trustee				October 1, 2004

	*
--------------------
William E. Chapman, II		Trustee				October 1, 2004

	*
--------------------
Edward J. Kaier			Trustee				October 1, 2004

	*
--------------------
John Kingston,III		Trustee				October 1, 2004

	*
--------------------
Steven J. Paggioli		Trustee				October 1, 2004

	*
--------------------
Eric Rakowski			Trustee				October 1, 2004

	*
--------------------
Thomas R. Schneeweis		Trustee				October 1, 2004

	*
--------------------
Peter M. Lebovitz	   President and Trustee		October 1, 2004
			(Principal Executive Officer)

	*
--------------------
Galan G. Daukas		  Chief Financial Officer		October 1, 2004
			(Principal Financial Officer)

/s/ Donald S. Rumery	   Treasurer and Secretary
--------------------
Donald S. Rumery	(Principal Accounting Officer)          October 1, 2004





/s/ Donald S. Rumery
--------------------

*By Donald S. Rumery pursuant to Power of Attorney.